UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5270

The Dreyfus/Laurel Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31

Date of reporting period:	7/31/04

The following N-Q relates only to the Registrant's series listed below and does not affect Dreyfus Premier
Core Equity Fund, a series of the Registrant with a fiscal year end of August 31. A separate
N-Q will be filed for that series, as appropriate.

Dreyfus Bond Market Index Fund
Dreyfus Premier Midcap Stock Fund
Dreyfus Disciplined Stock Fund
Dreyfus Premier Large Company Stock Fund
Dreyfus Institutional Government Money Market Fund
Dreyfus Institutional Prime Money Market Fund
Dreyfus Institutional U.S. Treasury Money Market Fund
Dreyfus Money Market Reserves
Dreyfus Municipal Reserves
Dreyfus Premier Tax Managed Growth Fund
Dreyfus BASIC S&P 500 Stock Index Fund
Dreyfus U.S. Treasury Reserves
Dreyfus Premier Balanced Fund
Dreyfus Premier Limited Term Income Fund
Dreyfus Premier Small Cap Value Fund

FORM N-Q
Item 1.
Schedule of Investments.
Dreyfus Premier Small Cap Value Fund
STATEMENT OF INVESTMENTS July 31 ,2004 (Unaudited)

Common Stocks--96.5%

Consumer Cyclical--8.6%	Shares		Value ($)
American Axle & Manufacturing Holdings	15,500		532,425
Applebee's International	22,500		599,400
Aztar	26,000	a	631,020
BJ's Wholesale Club	11,500	a	268,065
CBRL Group	21,000		697,620
CSK Auto	26,000	a	360,100
Cato, Cl. A	18,000		375,660
Christopher & Banks	29,000		474,730
Dura Automotive Systems, Cl.A	36,000	a	329,400
ExpressJet Holdings	31,000	a	337,900
Group 1 Automotive	11,000	a	327,140
K-Swiss	23,800		428,400
Neiman Marcus Group, Cl. A	9,000		490,950
Prime Hospitalit y	38,500	a	353,430
ShopKo Stores	35,500	a	552,025
Sonic Automotive	28,300		632,505
Stage Stores	11,500	a	407,790
Stride Rite	44,000		457,600
Thor Industries	17,000		532,270
Toro	6,000		393,000
Water Pik Technologies	11,000	a	138,380
			9,319,810

Consumer Staples--4.0%
Bon-Ton Stores	28,100		388,061
Cache	28,500	a	442,890
Chiquita Brands International	25,500	a	498,270
Flowers Foods	14,000		365,400
Jarden	23,000	a	831,220
Lance	18,000		270,720
Ralcorp Holdings	15,300	a	557,991
Rent-A-Center	16,500	a	484,110
Sensient Technologies	28,500		588,240
			4,426,902

Energy Related--8.2%
AGL Resources	11,000		325,050
Cimarex Energy	17,800	a	579,034
Energen	8,600		407,210
Energy Partners	30,000	a	469,200
Forest Oil	25,000	a	707,250
Frontier Oil	20,500		439,725
Houston Exploration	17,000	a	918,000
Hydril	8,400	a	299,460
Key Energy Services	35,000	a	352,800
Magnum Hunter Resources	43,500	a	466,320
National Fuel Gas	15,000		383,100
New Jersey Resources	15,000		609,750
ONEOK	31,000		651,000
Range Resources	33,500		561,125
Remington Oil & Gas	18,500	a	437,525
Superior Energy Services	35,000	a	391,300
Unit	26,000	a	838,500
			8,836,349

Financial Services--1.7%	Shares		Value ($)
Asset Acceptance Capital	22,000	a	378,840
BISYS Group	26,000	a	354,900
Cash America International	26,500		594,925
New Century Financial	9,800	b	461,090
			1,789,755

Health Care--2.9%
Aphton	53,000	a,b	179,140
Bradley Pharmaceuticals	14,500	a,b	341,330
Cell Genesys	40,000	a	288,400
Curative Health Services	27,095	a	166,905
DaVita	22,800	a	692,436
ICU MedicaI	11,000	a,b	305,800
Nuvelo	32,000	a	257,280
Pacificare Health Systems	15,500	a	473,835
USANA Health Sciences	13,000	a	386,750
			3,091,876

Insurance--5.3%
Allmerica Financial	23,000	a	685,630
American Equity Investment Life	48,000		432,480
Argonaut Group	27,500	a	515,900
CNA Surety	30,000	a	306,300
Great American Financial Resources	41,000		621,560
LandAmerica Financial Group	20,000		790,000
Navigators Group	15,000	a	450,000
Ohio Casualty	23,000	a	430,100
Phoenix Companies	50,000		518,500
Platinum Underwriters	15,000		417,450
Stewart Information Services	17,600		623,920
			5,791,840

Interest Sensitive--23.7%
American Financial Realty Trust	34,000		450,500
American Home Mortgage Investment	11,500	b	297,275
American Land Lease	21,000		399,210
Arch Capital Group	9,700	a	373,450
Associated Banc-Corp	18,775		565,315
BRT Realty Trust	12,000		240,000
Bank of the Ozarks	15,000		383,250
BankUnited Financial, Cl. A	7,300	a	195,932
Boykin Lodging	61,000	a	513,620
Captiol Bancorp	22,000		568,700
CarrAmerica Realty	15,600		475,644
Cedar Shopping Centers	30,500		377,285
Chittenden	12,200		414,434
Citizens Banking	13,500		423,900
Citizens First Bancorp	10,400		244,400
City Holding	13,500		411,345
Columbia Banking System	14,585		317,515
Commercial Capital Bancorp	20,000		439,400
Corus Bankshares	9,600		385,440
Edwards (A.G)	17,500		568,750
Equity One	38,500		694,925
First Citizens BancShares Cl. A	4,900		583,100
First Niagara Financial	51,500		627,785
FirstFed Financial	16,000	a	724,960
Flagstar Bancorp	28,500		560,595
Glacier Bancorp	14,100		373,368
Glenborough Realty Trust	19,000		347,320
HRPT Properties Trust	46,000		463,220
Hanmi Financial	21,000		609,000
Health Care REIT	13,500		435,645

	Shares		Value ($)
Heritage Property Investment	17,000		466,820
Hudson United Bancorp	17,000		582,250
ITLA Capital	17,500	a	703,325
Independence Community Bank	19,200		716,928
Innkeepers USA Trust	27,000		283,230
Integra Bank	12,500		243,625
Irwin Financial	23,500		628,155
Knight Trading Group	22,000	a	187,220
La Quinta	50,200	a	384,532
Lakeland Financial	10,000		313,000
Lexington Corporate Properties Trust	20,500		400,980
MFA Mortgage Investments	71,000		575,810
Mercantile Bank	10,095		347,874
MeriStar Hospitality	110,000	a	638,000
Mid-State Bancshares	20,000		487,400
Nationwide Health Properties	15,000		286,500
Newcastle Investment	21,200		599,748
OMEGA Healthcare Investors	37,000		360,750
Pennsylvania Real Estate Investment Trust	14,000		488,180
Raymond James Financial	22,000		514,140
Senior Housing Properties Trust	39,500		659,650
South Financial Group	15,300		414,477
Southwest Bancorp	13,800		258,336
Susquehanna Bancshares	14,800		344,396
Taylor Capital Group	15,300	b	367,506
WSFS Financial	8,500		422,875
Western Sierra Bancorp	13,650	a	456,593
			25,597,583

Producer Goods & Services--24.1%
Arch Chemicals	16,000		455,680
Arch Coal	11,500		388,355
Ashland	9,700		507,019
Barnes Group	14,100		365,895
Beazer Homes U.S.A.	8,400	b	784,560
Belden CDT	28,000	a,b	544,600
Briggs & Stratton	7,100		592,850
Brown Shoe Company	14,100		454,443
Building Materials Holding	30,500		610,763
CIRCOR International	24,500		434,140
CLARCOR	15,500		682,000
CNH Global	19,000		374,300
CONSOL Energy	12,000		430,080
Calgon Carbon	43,500		275,355
Century Aluminum	21,000		494,550
Commonwealth Industries	21,000	a	207,480
Covenant Transport, Cl. A	30,000	a	529,800
Crown Holdings	58,000	a	588,120
Cummins	15,700		1,090,051
EnPro Industries	16,000	a	396,160
ESCO Technologies	11,500	a	605,475
FMC	9,000	a	395,550
Gardner Denver	19,600	a	524,888
Georgia Gulf	13,000		462,150
Gibraltar Steel	20,500		661,125
Greif, Cl. A	14,500		538,820
Griffon	28,500	a	597,645

	Shares		Value ($)
Hercules	39,500	a	466,495
Hughes Supply	7,200		438,624
Jacuzzi Brands	63,000	a	486,360
Kadant	26,000	a	522,600
Kennametal	7,900		347,600
Moog, Cl. A	13,000	a	472,810
Mueller Industries	12,400		472,688
Owens-Illinois	58,000	a,b	852,600
Pacer International	38,000	a	599,830
Quanex	9,000		409,500
RPM International	32,000		481,600
Regal-Beloit	21,000		441,000
Schulman (A.)	16,300		339,366
Sonoco Products	16,800		435,288
Standard Pacific	14,500		672,945
Tecumseh Products, Cl. A	12,800		522,624
Terex	28,000	a	1,089,480
Tredegar	37,000		609,760
USF	11,900		422,450
USG	21,900	a,b	377,556
WCI Communities	23,000	a	495,190
Yellow Roadway	16,800	a	730,968
York International	12,400		441,192
			26,120,380

Services--6.6%
CIBER	56,500	a	423,750
Cornell Companies	50,000	a	670,000
Cox Radio, Cl. A	22,500	a	389,925
Deluxe	10,000		440,500
FindWhat.Com	22,500	a,b	366,750
Gray Television	38,800		462,496
HealthCare Services Group	37,000		622,710
Hearst-Argyle Television	28,100		635,903
Labor Ready	45,500	a	637,910
MPS Group	64,000	a	574,720
Perot Systems, CL. A	28,000	a	353,360
Thomas Nelson	15,000		323,250
Waste Connections	16,500	a	476,190
Watson Wyatt & Company	27,500		718,850
			7,096,314

Technology--8.5%
Artesyn Technologies	41,500	a	309,590
Ascential Software	18,500	a	227,180
Atari	140,000	a	257,600
Atmel	62,000	a	265,360
C-COR.net	38,000	a	308,560
CTS	30,000		344,100
Checkpoint Systems	30,500	a	524,905
Cirrus Logic	55,000	a	334,400
Cohu	20,500		388,168
Comtech Telecommunications	19,500	a	388,440
Credence Systems	27,800	a	249,088
Cypress Semiconductor	28,000	a	317,520
Cytec Industries	9,100	a	424,060
Epicor Software	31,000	a	383,780
Gateway	45,000	a	202,500
Hypercom	32,500	a	221,000
j2 Global Communications	16,000	a,b	408,160
Lionbridge Technologies	77,000	a	572,880
MEMC Electronic Materials	54,000	a	490,860
PTEK Holdings	79,000	a	907,710
RadiSys	25,500	a	316,455
Rudolph Technologies	19,500	a	312,000
Silicon Graphics	106,000	a,b	162,180
Standard Microsystems	22,000	a	378,620
Take-Two Interactive Software	14,800	a,b	463,536
White Electronic Designs	11,291	a	55,213
			9,213,865

Utilities--2.9%
Black Hills	12,500		345,250
CMS Energy	60,000	a	541,800
Calpine	106,000	a,b	409,160
Cincinnati Bell	56,000	a	226,240
Cleco	27,500		474,375
Great Plains Energy	13,000		372,970
Westar Energy	35,500		716,035
			3,085,830

Total Common Stocks
(cost $101,577,221)			104,370,504

	Principal
Short-Term Investments--4.4%	Amount ($)		Value ($)

Repurchase Agreements;
Greenwich Capital Markets,
Tri-Party Repurchase Agreement, 1%
dated 7/31/2004 to be repurchased at
$4,740,514 on 8/02/2004, collateralized by
$4,805,000 Federal Home Loan Mortgage Corp. Notes,
1% due 8/02/2004, value $4,837,021
(cost $4,740,000)	4,740,000		4,740,000

Investment of Cash Collateral
for Securities Loaned --3.7%	Shares		Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $4,037,024)	4,037,024	c	4,037,024

Total Investments (cost $110,354,245)	104.6%		113,147,528

Liabilities, Less Cash and Receivables	(4.6)%		(4,931,249)

Net Assets	100.0%		108,216,279

a Non-income producing.
b All or a portion of these securities are on loan. At July 31, 2004, the total market value of the fund's securities on loan is $3,662,331 and the total market value of the collateral held by the fund is $4,037,024.
c Investment in affiliated money market mutual fund.
See notes to financial statements.

DREYFUS PREMIER TAX MANAGED GROWTH FUND

STATEMENT OF INVESTMENTS July 31, 2004 (Unaudited)

Common Stocks-99.4%	Shares	Value ($)

Banking-5.7%
Bank of America	40,948	3,480,989
Federal Home Loan Mortgage	10,000	643,100
Federal National Mortgage Association	100,000	7,096,000
SunTrust Banks	60,000	3,957,000
		15,177,089

Capital Goods-5.8%
Emerson Electric	55,000	3,338,500
General Electric	360,000	11,970,000
		15,308,500

Diversified Financial Services-8.8%
American Express	120,000	6,030,000
Citigroup	240,833	10,618,327
J.P. Morgan Chase & Co.	134,500	5,020,885
Merrill Lynch	37,000	1,839,640
		23,508,852

Energy-14.4%
BP, ADR	150,000	8,454,000
ChevronTexaco	89,000	8,512,850
ConocoPhillips	19,000	1,496,630
Exxon Mobil	431,612	19,983,636
		38,447,116

Food, Beverage & Tobacco-17.5%
Altria Group	315,000	14,994,000
Anheuser-Busch Cos.	108,000	5,605,200
Coca-Cola	250,000	10,965,000
Nestle, ADR	100,000	6,378,248
PepsiCo	175,000	8,750,000
		46,692,448

Health Care-.3%
Hospira	13,300	344,603
Medco Health Solutions	11,105	336,481
		681,084

Hotels Restraurants & Leisure-1.0%
McDonald's	100,000	2,750,000

Household & Personal Products-5.5%
Colgate-Palmolive	75,000	3,990,000
Estee Lauder Cos., Cl. A	30,000	1,317,000
Procter & Gamble	180,000	9,387,000
		14,694,000

Insurance-6.0%	Shares	Value ($)
American International Group	68,425	4,834,226
Berkshire Hathaway, Cl. A	60	5,235,000
Marsh & McLennan Cos.	133,000	5,902,540
		15,971,766

Media-4.6%
Fox Entertainment Group, Cl. A	25,000	675,750
McGraw-Hill Cos.	95,000	7,130,700
Time Warner	129,700	2,159,505
Viacom, Cl. B	70,000	2,351,300
		12,317,255

Pharmaceuticals & Biotechnology-15.1%
Abbott Laboratories	133,000	5,233,550
Johnson & Johnson	180,000	9,948,600
Lilly Eli & Co.	92,000	5,862,240
Merck & Co.	125,000	5,668,750
Pfizer	420,000	13,423,200
		40,136,340

Food & Staples Retailing-6.4%
Wal-Mart Stores	155,000	8,216,550
Walgreen	240,000	8,736,000
		16,952,550

Semiconductors & Semiconductor Equipment-4.5%
Intel	490,000	11,946,200

Software & Services-2.7%
Microsoft	250,000	7,115,000

Transportation-1.1%
United Parcel Service, Cl. B	40,000	2,878,400

Total Common Stocks
(cost $246,660,742)		264,576,600

Preferred Stocks-.7%

Media;
News, ADS, Cum., $.3276
(cost $1,391,500)	55,000	1,747,350

Total Investment (cost $248,052,242)	100.1%	266,323,950

Liabilities, less Cash and Receivables	(.1%)	(238,566)

Net Assets	100.00%	266,085,394

[a] Non-income producing. See notes financial statements.

Dreyfus Municipal Reserves
Statement of Investments
July 31, 2004 (Unaudited)
Tax Exempt Investments--99.9%	Principal
	Amount ($)	Value ($)
	----------------------- ---------------------------
Alabama--6.2%

Alabama Special Care Facilities Financing Authority
Health Care Facilities Revenue
VRDN (Montgomery Hospital)
1.01% (Insured; FGIC and Liquidity Facility; FGIC)	4,600,000	4,600,000
Port City Medical Clinic Board
Health Care Facilities Revenue
VRDN (Infirmary Health Systems)
1.05% (Insured; AMBAC and Liquidity Facility:
Bank of Nova Scotia and KBC Bank)	6,000,000	6,000,000

Alaska--1.3%

Alaska Industrial Development Authority
Health Care Facilities Revenue, VRDN
(Providence Medical Office Building)
1.15% (LOC; KBC Bank)	2,260,000	2,260,000

California--.9%

State of California, Economic Recovery Revenue
VRDN 1.09% (LOC; BNP Paribas)	1,600,000	1,600,000

Colorado--8.0%

Aurora Centretech Metropolitan District, GO Notes
1.30%, 12/1/2004 (LOC; BNP Paribas)	1,000,000	1,000,000
Castlewood Ranch Metropolitan District, GO Notes
1.15%, 12/1/2004 (LOC; U.S. Bank N.A.)	2,650,000	2,650,000
Central Platte Valley Metropolitan District, GO Notes
1.30%, 12/1/2004 (LOC; U.S. Bank N.A.)	3,000,000	3,000,000
Dove Valley Metropolitan District Arapahoe County
GO Notes 1.20%, 11/1/2004 (LOC; BNP Paribas)	5,090,000	5,090,000
Interstate South Metropolitan District, GO Notes
Refunding 1.20%, 11/1/2004 (LOC; BNP Paribas)	1,975,000	1,975,000

Connecticut--1.5%

Town of North Haven, GO Notes
BAN 2%, 4/27/2005	2,500,000	2,509,044

Florida--2.8%

Florida Housing Finance Agency, MFMR, VRDN
(Town Colony Associates) 1.11%
(LOC; Credit Suisse First Boston)	4,800,000	4,800,000

	Principal
Georgia--5.3%	Amount($)	Value($)

Burke County Development Authority, PCR, VRDN
(Oglethorpe Power Corporation) 1.08%
(Insured; FGIC and Liquidity Facility;
Bayerische Landesbank)	5,495,000	5,495,000
De Kalb County Development Authority
Private Schools Revenue, VRDN
(Marist School Inc. Project)
1.08% (LOC; SunTrust Bank)	3,500,000	3,500,000

Illinois--21.7%

City of Chicago, GO Notes 1.05%, 1/13/2005
(LOC; State Street Bank and Trust)	5,500,000	5,500,000
Chicago School Finance Authority, GO Notes, Refunding
5.20%, 6/1/2005 (Insured; FGIC)	2,780,000	2,868,015
Illinois Development Finance Authority, IDR
VRDN (Heritage Tool and Manufacturing Inc.)
1.20% (LOC; Bank of Montreal)	4,285,000	4,285,000
Illinois Educational Facilities Authority
Recreational Revenue, VRDN (Shedd Aquarium Society)
1.08% (LOC; Bank One)	4,300,000	4,300,000
Illinois Health Facilities Authority, Revenue, VRDN:
(Memorial Medical Center)
	2,400,000	2,400,000
(Resurrection Health Care)
	2,400,000	2,400,000
(Rush Presbyterian St. Luke's Medical Center)
	3,800,000	3,800,000
(The Carle Foundation)

	3,900,000	3,900,000
Illinois Student Assistance Commission
Student Loan Revenue, VRDN
1.13% (LOC; Bank One)	3,400,000	3,400,000
Jackson-Union Counties Regional Port District
Port Facilities Revenue, Refunding, VRDN
(Enron Transportation Services)
1.07% (LOC; Wachovia Bank)	4,400,000	4,400,000

Indiana--7.5%

Indiana Health Facilities Financing Authority
Health Care Facilities Revenue, VRDN
Capital Access Designated Program
1.07% (LOC; Comerica Bank)	1,725,000	1,725,000
City of Seymour, EDR, VRDN
(Pedcor Investments Project)
1.13% (LOC; FHLB)	3,922,000	3,922,000
City of Wabash, EDR, VRDN
(Wabash Alloys Project)
1.15% (LOC; Fleet National Bank)	7,250,000	7,250,000

	Principal
Kentucky--.1%	Amount($)	Value($)

County of Ohio, PCR, VRDN
(Big Rivers Electric Corp) 1.09%
(Insured; AMBAC and Liquidity Facility; Credit
Suisse First Boston)	200,000	200,000

Louisiana--5.2%

South Louisiana Port Commission, Port Revenue, VRDN
(Holnam Inc. Project) 1.12% (LOC; Wachovia Bank)	9,000,000	9,000,000

Massachusettes--5.9%

Massachusetts Health and Educational Facilities Authority
College and University Revenue, VRDN
(Simmons College) 1.09% (Insured; AMBAC and
Liquidity Facility; Fleet National Bank)	200,000	200,000
Massachusetts State Water Resources Authority
Water Revenue, Refunding, VRDN 1.10%
(LOC; Landesbank Baden-Wuerttemberg)	2,850,000	2,850,000
Town of Pembroke, GO Notes, BAN 2%, 8/5/2004	3,000,000	3,000,318
City of Salem, GO Notes, BAN 1.50%, 1/13/2005	4,000,000	4,007,488

Missouri--.4%

Missouri State Health & Educational Facilities Authority
Health Care Facilities Revenue, VRDN
(Cox Health System) 1.15%
(Insured; AMBAC and Liquidity Facility;
Bank of Nova Scotia)	700,000	700,000

Nebraska--1.7%

Lancaster County Hospital Authority
Health Care Facilities Revenue, VRDN
(Immanuel Health System)
1.11% (LOC; ABN-AMRO)	1,200,000	1,200,000
Nebraska Educational Finance Authority
College and University Revenue, Refunding
VRDN (Creighton University Project)
1.10% (LOC; Allied Irish Bank PLC)	1,700,000	1,700,000

New Mexico--1.9%

City of Santa Fe, Gross Receipts Tax Revenue, VRDN
(Wastewater Systems) 1.13% (LOC; BNP Paribas)	3,200,000	3,200,000

New York--.8%

	Principal
New York City Housing Development Corporation	Amount($)	Value($)
Mortgage Revenue, VRDN
(Residential-East 17th Street)
1.09% (LOC; Rabobank Nederland)	1,400,000	1,400,000

Ohio-2.2%

County of Hamilton, Hospital Facilities Revenue, VRDN
(Health Alliance) 1.04% (Insured; MBIA and
Liquidity Facility; Credit Suisse First Boston)	800,000	800,000
Ohio State University, Educational Revenue, CP
1%, 9/10/2004	2,955,000	2,955,000

Oklahoma--3.6%

Tulsa County Industrial Authority, Revenue, VRDN
(First Mortgage Montercau) 1.10% (LOC; BNP Pariba	6,100,000	6,100,000

Pennsylvania--.6%

Lehigh County Industrial Development Authority, PCR
VRDN (Allegheny Electric Cooperative)
1.20% (LOC; Rabobank Nederland)	1,020,000	1,020,000

Tennessee--2.1%

Clarksville Public Building Authority, Revenue
VRDN (Tennessee Municipal Bond Fund)
1.13% (LOC; Bank of America N.A.)	1,280,000	1,280,000
Montgomery County Public Building Authority
Pooled Financing, Revenue, VRDN
(Tennessee County Loan Poll) 1.13%
(LOC; Bank of America N.A.)	2,300,000	2,300,000

Texas--6.4%

State of Texas, TRAN 2%, 8/31/2004	11,000,000	11,007,311

Washington--9.4%

Washington Housing Finance Commission, VRDN:
MFHR (Anchor Village Apartments Project)
	10,750,000	10,750,000
MFMR (Wandering Creek Project)
	5,300,000	5,300,000

Washington Public Power Supply System Project No. 2
Electric Revenue, Refunding, VRDN 1.05%
(Insured; MBIA and Liquidity Facility; Credit Suisse
First Boston)	100,000	100,000

Wisconsin--4.4%

University of Wisconsin Hospitals and Clinics Authority
Health Care Facilities Revenue, VRDN 1.10%
(Insured; MBIA and Liquidity Facility; U.S.
Bank N.A.)	7,600,000	7,600,000

Total Investments (cost $171,299,176)	99.9%	171,299,176

Cash and Receivables (Net)	.1%	163,244

Net Assets	100.0%	171,462,420

DREYFUS MONEY MARKET RESERVES
STATEMENT OF INVESTMENTS
July 31, 2004 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit -3.7%	Amount ($)	Value ($)

Barclays Bank PLC (Yankee)
1.30%, 11/8/2004	10,000,000 a	9,999,453
Washington Mutual Bank
1.31%, 8/18/2004	10,000,000	10,000,000
Total Negotiable Bank Certificates of Deposit
(cost $19,999,453)		19,999,453

Commercial Paper - 41.5%

AWB Harvest Finance Ltd.
1.27%, 8/3/2004	10,000,000 b	9,999,294
Allianz Finance Corp.
1.22%, 8/6/2004	10,000,000 b	9,998,305
Archer Daniels Midland Co.
1.06%, 8/3/2004	10,000,000 b	9,999,411
Atlantis One Funding Corp.
1.09%, 8/12/2004	10,000,000 b	9,996,700
Barton Capital Corp.
1.31%, 8/18/2004	10,000,000 b	9,993,814
CIT Group Inc.
1.19%, 8/9/2004	10,000,000	9,997,356
Cargill Inc.
1.30%, 8/16/2004	10,000,000 b	9,994,583
Charta Corp.
1.34%, 8/24/2004	10,000,000 b	9,991,439
Eureka Securitization Inc.
1.32%, 8/18/2004	10,000,000 b	9,993,767
Greenwich Capital Holdings Inc.
1.04%, 8/17/2004	10,000,000	9,995,378
Household Finance Corp.
1.42%, 9/20/2004	10,000,000	9,980,278
KFW International Finance Inc.
1.14%, 9/7/2004	10,000,000 b	9,988,283
Koch Industries LLC
1.26%, 8/4/2004	10,000,000 b	9,998,950
National Rural Utilities Cooperative Finance Corp.
1.33%, 8/16/2004	10,000,000	9,994,458
Nestle Capital Corp.
1.09%, 9/10/2004	10,000,000 b	9,988,000
New York Life Capital Corp.
1.25%, 8/2/2004	10,000,000 b	9,999,653
Old Line Funding LLC
1.28%, 8/11/2004	10,000,000 b	9,996,444
Pfizer Inc.
1.21%, 10/13/2004	10,000,000 b	9,975,667
Thunder Bay Funding Inc.
1.34%, 8/16/2004	10,000,000 b	9,994,417
Total Capital S.A.
1.31%, 8/16/2004	10,000,000 b	9,994,542
UBS Finance Delaware LLC
1.27% - 1.34%, 8/3/2004 - 8/17/2004	16,086,000	16,079,637
Windmill Funding Corp.
1.42%, 9/1/2004	9,080,000 b	9,068,897
Total Commercial Paper
(cost $215,019,978)		225,019,273

Corporate Notes - 12.9%

Bear Stearns Cos. Inc.
1.54%, 9/21/2004	10,000,000 a	10,005,548
CSFB (USA) Inc.
1.18%, 2/8/2005	10,000,000 a	10,015,686
Canadian Imperial Bank Of Commerce
1.42%, 5/31/2005	10,000,000 a	9,998,741
Lehman Brothers Holdings Inc.
1.38%, 5/16/2005	10,000,000 a	10,000,000
Manufacturers & Traders Trust Co.
1.22%, 11/18/2004	10,000,000 a	9,999,720
Merrill Lynch & Co. Inc.
1.60%, 4/28/2005	10,000,000 a	10,017,582
SunTrust Banks, Inc.
1.35%, 10/25/2004	10,000,000 a	10,000,583
Total Corporate Notes
(cost $70,037,860)		70,037,860

Short-Term Bank Notes - 11.0%

Abbey National Treasury Services
1.41%, 5/26/2005	10,000,000 a	9,997,321
American Express Centurion Bank
1.31%, 1/12/2005	10,000,000 a	10,000,000
Harris Trust & Savings Bank
1.40%, 8/26/2004	10,000,000	10,000,000
Natexis Banques Populares
1.40%, 6/22/2005	10,000,000 a	9,996,415
Northern Rock PLC
1.56%, 1/13/2005	10,000,000 a, b	10,000,000
Royal Bank Of Scotland PLC
1.37%, 6/20/2005	10,000,000 a	9,997,315
Total Short-Term Bank Notes
(cost $59,991,051)		59,991,051

U.S. Government Agencies - 3.7%

Federal Home Loan Mortgage Corp.
1.16%, 10/19/2004	10,000,000	9,974,764
Federal National Mortgage Association
1.11%, 9/10/2004	10,000,000	9,987,667
Total U.S. Government Agencies
(cost $19,962,431)		19,962,431

Repurchase Agreements - 27.3%

Goldman Sachs & Co.
1.30% dated 7/30/2004, due 8/2/2004 in the amount
of $28,005,126 (fully collateralized by
$17,897,000 U.S. Treasury Bonds 11.25%,
due 2/15/2015, value $28,563,522)	28,002,092	28,002,092
Salomon Smith Barney Holdings Inc.
1.36% dated 7/30/2004, due 8/2/2004 in the amount
of $120,013,600 (fully collateralized by $53,785,000
Federal Home Loan Banks 5.25%, due 6/18/2014, and
$62,885,000 Federal Home Loan Mortgage Corp. 5.625%,
due 3/15/2011, value $122,400,490)	120,000,000	120,000,000
Total Repurchase Agreements
(cost $148,002,092)		148,002,092

Total Investments (cost $543,012,160)	100.1%	543,012,160
Liabilities, Less Cash and Receivables	(.1)%	(443,490)
Net Assets	100.0%	542,568,670

a Variable interest rate - subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, these securities amounted to $178,982,166 or 33% of net assets. These securities have been determined to be liquid by the Funds Board.

Dreyfus U.S. Treasury Reserves Fund
Statement of Investments
July 31, 2004 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
U.S. Treasury Bills- 62.8%	Purchase (%)	Amount ($)	Value ($)

8/5/2004	1.03	30,000,000	29,996,569
8/19/2004	1.10	15,000,000	14,991,768
8/26/2004	1.12	10,000,000	9,992,257
9/9/2004	1.19	5,000,000	4,993,581
9/16/2004	1.28	10,000,000	9,983,644
9/30/2004	1.22	5,000,000	4,989,875
12/23/2004	1.57	10,000,000	9,937,800
Total U.S. Treasury Bills
(cost $84,885,494)			84,885,494

U.S. Treasury Notes- 14.8%

6%, 8/15/2004	0.97	5,000,000	5,010,205
2.125%, 8/31/2004	1.01	10,000,000	10,008,884
1.875%, 9/30/2004	1.22	5,000,000	5,005,108
Total U.S. Treasury Notes
(cost $20,024,197)			20,024,197

Repurchase Agreements-22.1%

Goldman Sachs & Co.
dated 7/30/2004, due 8/2/2004 in the amount
of $14,967,110 (fully collateralized by
$14,275,000 U.S. Treasury Notes
5%, due 8/15/2011, value $15,265,145)	1.30	14,965,489	14,965,489
Greenwich Capital Markets, Inc.
dated 7/30/2004, due 8/2/2004 in the amount
of $15,001,625 (fully collateralized by
$15,320,000 U.S. Treasury Notes
4.25%, due 8/15/2013, value $15,301,032)	1.30	15,000,000	15,000,000
Total Repurchase Agreements
(cost $29,965,489)			29,965,489

Total Investments (cost $134,875,180)		99.7%	134,875,180
Cash and Receivables (Net)		.3%	386,650
Net Assets		100.0%	135,261,830

Dreyfus Premier Midcap Stock Fund

STATEMENT OF INVESTMENTS
July 31, 2004 (Unaudited)

Common Stocks--99.6%

Consumer Cyclical--14.5%	Shares		Value ($)
Abercrombie & Fitch, Cl. A	43,000		1,585,840
Applebee's International	68,950		1,836,828
Aztar	37,450	a	908,912
Bandag	32,500		1,451,125
CBRL Group	57,150		1,898,523
Claire's Stores	105,900		2,440,995
Coach	79,000	a	3,380,410
GTECH Holdings	49,400		2,093,078
Gentex	47,700		1,707,660
HNI	27,850		1,126,532
La-Z-Boy	56,350	b	973,728
Lear	40,000		2,205,200
Michaels Stores	36,250		1,958,587
Nordstrom	54,100		2,374,990
Pep Boys - Manny, Moe & Jack	52,350		1,083,645
Pier 1 Imports	69,950		1,254,203
Polaris Industries	22,800		1,089,840
Saks	113,650		1,483,133
Timberland, Cl. A	22,050	a	1,279,782
Tuesday Morning	47,600	a	1,530,816
V.F.	33,700		1,685,337
Zale	58,100	a	1,576,834
			36,925,998

Consumer Staples--4.7%
Blyth	57,800		2,012,596
Bunge	19,200		770,496
Del Monte Foods	82,800	a	872,712
Fresh Del Monte Produce	51,950	b	1,379,272
Jarden	29,000	a	1,048,060
Pactiv	57,300	a	1,351,134
Sensient Technologies	50,050		1,033,032
Smithfield Foods	49,100	a	1,391,494
Tyson Foods, Cl. A	115,800		2,207,148
			12,065,944

Energy Related--9.5%
CARBO Ceramics	16,250		1,150,988
Cal Dive International	45,100	a	1,398,100
Energen	29,800		1,411,030
Houston Exploration	33,300	a	1,798,200
Patina Oil & Gas	58,100		1,713,369
Questar	66,650		2,731,317
Southwestern Energy	52,150	a	1,678,708
Sunoco	19,200		1,308,864
Superior Energy Services	119,200	a	1,332,656
TETRA Technologies	39,000	a	1,027,650
Transocean	49,700	a	1,411,480
Unit	70,650	a	2,278,463
Valero Energy	29,100		2,180,172
XTO Energy	98,750		2,952,625
			24,373,622

Health Care--10.7%	Shares		Value($)
Affymetrix	44,700	a	1,207,347
Apria Healthcare Group	56,950	a	1,671,483
Beckman Coulter	38,300		2,113,011
Charles River Laboratories International	34,000	a	1,532,380
Coventry Health Care	69,300	a	3,541,923
Diagnostic Products	27,600		1,108,140
Health Net	73,600	a	1,775,968
Henry Schein	31,250	a	2,096,875
Hillenbrand Industries	12,200		692,838
IVAX	109,200	a	2,604,420
ImClone Systems	14,800	a	872,016
Invacare	25,300		1,025,915
Millipore	17,450	a	919,441
Mylan Laboratories	66,550		986,271
PacifiCare Health Systems	51,600	a	1,577,412
Select Medical	62,600		803,784
Varian Medical Systems	38,950	a	2,687,939
			27,217,163

Interest Sensitive--18.9%
Bank of Hawaii	50,950		2,289,183
Bear Stearns Cos.	19,500		1,626,690
CIT Group	47,300		1,644,148
Cincinnati Financial	38,750		1,545,350
Commerce Bancshares	35,175		1,639,507
Dime Bancorp (Warrants)	68,300	a	7,513
Doral Financial	39,400		1,546,450
Everest Re Group	32,550		2,391,774
FelCor Lodging Trust	109,400	a	1,247,160
Fidelity National Financial	87,687		3,178,654
First American	67,300		1,807,678
First Horizon National	34,600		1,499,910
General Growth Properties	36,900		1,109,952
Hibernia, Cl. A	102,700		2,598,310
Huntington Bancshares	66,050		1,615,583
Investors Financial Services	70,100		3,202,168
Legg Mason	29,800		2,340,492
Lincoln National	39,700		1,734,890
New Century Financial	28,600		1,345,630
New York Community Bancorp	99,283		1,910,205
Northwest Bancorp	32,650		683,691
Phoenix Companies	99,300		1,029,741
Piper Jaffray Cos.	27,050	a	1,102,287
Popular	62,300		1,416,702
Provident Financial Services	71,200		1,256,680
RenaissanceRe Holdings	22,850		1,211,050
South Financial Group	48,700		1,319,283
Trizec Properties	69,500		1,115,475
Unitrin	36,300		1,511,895
Weingarten Realty Investors	39,400		1,213,520
			48,141,571

Producer Goods & Services--14.5%	Shares		Value($)
Baldor Electric	41,300		944,944
Bemis	62,900		1,665,592
Briggs & Stratton	13,700		1,143,950
C.H. Robinson Worldwide	40,000		1,749,200
Cabot	47,900		1,824,032
Carlisle Companies	22,350		1,419,001
Cooper Industries, Cl. A	22,550		1,282,419
Crane	40,650		1,130,883
Energizer Holdings	43,900	a	1,672,590
Harsco	31,250		1,402,500
Hovnanian Enterprises, Cl. A	36,450	a	1,131,044
Hunt (J.B.) Transport Services	64,300		2,469,763
International Steel Group	37,000	a	1,211,010
KB HOME	20,200		1,293,810
Lennar, Cl. A	65,450		2,793,406
Lubrizol	57,700		1,998,151
Orbital Sciences	92,500	a	1,059,125
Overseas Shipholding Group	26,750		1,201,342
RPM International	105,400		1,586,270
Ryland Group	21,700		1,680,014
Sigma-Aldrich	23,800	b	1,367,072
Teledyne Technologies	38,600	a	836,076
United Stationers	25,950	a	1,022,949
Yellow Roadway	26,700	a	1,161,717
York International	51,350		1,827,033
			36,873,893

Services--10.0%
Acxiom	81,200		1,786,400
CIBER	105,150	a	788,625
Convergys	52,050	a	689,142
Cox Radio, Cl. A	61,150	a	1,059,729
eFunds	96,500	a	1,578,740
Equifax	46,500		1,121,580
FactSet Research Systems	42,250	b	1,823,088
Hearst-Argyle Television	30,000		678,900
Hewitt Associates, Cl. A	62,900	a	1,679,430
ITT Educational Services	35,650	a	1,135,453
MPS Group	157,150	a	1,411,207
Manpower	48,300		2,103,465
Media General, Cl. A	26,850		1,604,556
Republic Services	86,400		2,471,040
Ryder System	29,100		1,248,390
SunGard Data Systems	55,650	a	1,297,201
Washington Post, Cl. B	3,450		2,994,255
			25,471,201

Technology--12.1%	Shares		Value($)
Activision	113,350	a	1,660,578
Altera	50,150	a	1,044,123
Amphenol, Cl. A	54,000	a	1,697,220
Arrow Electronics	101,400	a	2,399,124
Avnet	66,400	a	1,289,488
Cabot Microelectronics	46,700	a	1,657,383
CheckFree	43,300	a	1,300,732
Citrix Systems	59,850	a	1,054,557
Cypress Semiconductor	120,250	a	1,363,635
Digital River	57,500	a	1,615,750
Harris	48,500		2,302,780
Integrated Circuit Systems	74,100	a	1,772,472
McAfee	99,600	a	1,790,808
National Semiconductor	60,000	a	1,029,000
Plantronics	60,150	a	2,326,602
SanDisk	49,300	a	1,198,976
Storage Technology	77,300	a	1,928,635
Tech Data	43,600	a	1,633,256
Zebra Technologies, Cl. A	22,800	a	1,883,964
			30,949,083

Utilities--4.7%
Alliant Energy	84,050		2,177,736
CenturyTel	31,200		966,888
Great Plains Energy	68,000		1,950,920
Northeast Utilities	124,450		2,327,215
SCANA	65,650		2,404,103
WPS Resources	45,550		2,090,289
			11,917,151

Total Common Stocks
(cost $221,254,784)			253,935,626

Investment of Cash Collateral
for Securities Loaned -- 1.9%	Shares		Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $4,951,950)	4,951,950	c	4,951,950

Total Investments (cost $226,206,734)	101.5%		258,887,576

Cash and Receivables (Net)	(1.5%)		(3,799,491)

Net Assets	100.0%		255,088,085

a Non-income producing.
b All or a portion of these securities are on loan. At July 31, 2004, the total market value of the fund's securities on loan is $4,775,479 and the total market value of the collateral held by the fund is $4,95
c Investment in affiliated money market mutual fund.
See notes to financial statements.

Dreyfus Basic S&P 500 Stock Index Fund Statement of Investments July 31, 2004 (Unaudited)

Common Stocks--99.1%

Consumer Cyclical--9.4%	Shares	Value($)
Albertson's	45,086 a	1,099,647
AutoNation	32,800 a,b	528,736
AutoZone	10,200 b	787,440
Bed Bath & Beyond	36,800 b	1,302,352
Best Buy	39,800	1,916,768
Big Lots	14,100 b	172,584
Brunswick	11,650	454,700
CVS	48,668	2,037,729
Circuit City Stores- Circuit City Group	24,386	343,842
Cooper Tire & Rubber	9,053	212,292
Costco Wholesale	56,300	2,289,158
Dana	18,249	352,023
Darden Restaurants	19,750	421,267
Delphi	68,672	653,071
Delta Air Lines	15,250 a,b	79,147
Dillard's, Cl. A	10,200	232,458
Dollar General	40,446	780,608
Eastman Kodak	35,150 a	931,124
Eaton	18,442	1,192,091
Family Dollar Stores	21,000	585,060
Federated Department Stores	22,000	1,054,240
Ford Motor	224,511	3,304,802
Gap	110,350	2,504,945
General Motors	69,250	2,987,445
Genuine Parts	21,400	807,422
Harley-Davidson	36,150	2,164,300
Harrah's Entertainment	13,794	641,283
Hasbro	21,675	393,835
Hilton Hotels	47,050	838,902
Home Depot	272,600	9,192,072
International Game Technology	42,800	1,384,152
J. C. Penney	34,550	1,382,000
Johnson Controls	23,256	1,312,801
Jones Apparel Group	15,500	578,925
Kohl's	41,800 b	1,912,768
Kroger	91,000 b	1,437,800
Limited Brands	57,800	1,181,432
Liz Claiborne	13,600	492,184
Lowe's Cos.	96,400	4,696,608
Marriott International, Cl. A	27,750	1,354,200
Mattel	51,750	906,660
May Department Stores	35,700	947,121
Maytag	9,700	198,850
McDonald's	154,400	4,246,000
NIKE, Cl. B	32,350	2,352,169
Navistar International	8,600 b	309,170
Nordstrom	17,050	748,495
Office Depot	38,350 b	628,940
PACCAR	21,474	1,287,581
RadioShack	19,752	552,068
Reebok International	7,365	250,852
Safeway	54,750 b	1,156,868
Sears, Roebuck & Co.	26,050 a	955,514
Southwest Airlines	96,893	1,402,042
Staples	61,000	1,761,680
Starbucks	48,650 b	2,284,604
Starwood Hotels & Resorts Worldwide	25,350	1,140,750
TJX Cos.	60,650	1,423,456
Target	112,050	4,885,380
Tiffany & Co.	17,900	639,925
Toys R Us	26,200 b	431,252
V. F.	13,450	672,635
Visteon	15,896	163,410
Wal-Mart Stores	525,900	27,877,959
Walgreen	125,600	4,571,840
Wendy's International	13,997	500,673
Whirlpool	8,450	527,618
Winn-Dixie Stores	17,450 a	110,284
Yum! Brands	35,460	1,361,309
		120,289,318

Consumer Staples--7.9%	Shares	Value($)
Adolph Coors, Cl. B	4,565	313,889
Alberto-Culver, Cl. B	11,116	518,227
Altria Group	251,500	11,971,400
Anheuser-Busch Cos.	98,600	5,117,340
Archer-Daniels-Midland	79,735	1,230,311
Avon Products	57,872	2,489,074
Brown-Forman, Cl. B	14,900	692,999
Campbell Soup	50,350	1,288,457
Clorox	26,050	1,296,509
Coca-Cola	298,700	13,100,982
Coca-Cola Enterprises	57,650	1,176,060
Colgate-Palmolive	65,200	3,468,640
ConAgra Foods	64,782	1,684,332
Fortune Brands	17,921	1,293,538
General Mills	46,300	2,078,870
Gillette	123,000	4,794,540
H.J. Heinz	43,150	1,591,803
Hershey Foods	31,800	1,540,392
International Flavors & Fragrances	11,600	423,864
Kellogg	50,350	2,097,581
Kimberly-Clark	61,500	3,940,305
McCormick & Co.	16,900	604,513
Newell Rubbermaid	33,678	727,445
Pactiv	18,750 b	442,125
Pepsi Bottling Group	31,600	880,060
PepsiCo	209,320	10,466,000
Procter & Gamble	315,200	16,437,680
R.J. Reynolds Tobacco Holdings	18,350 a,b	1,320,283
SUPERVALU	16,500	471,240
Sara Lee	96,900	2,127,924
Sysco	78,408	2,701,156
UST	20,300	770,385
Wm. Wrigley Jr.	27,550	1,664,020
		100,721,944
Energy--7.4%
Amerada Hess	11,050	921,018
Anadarko Petroleum	30,875	1,846,016
Apache	39,926	1,857,757
BJ Services	19,700	978,302
Baker Hughes	40,870	1,647,061
Burlington Resources	48,612	1,855,520
CMS Energy	20,050 b	181,052
CenterPoint Energy	37,644	437,046
ChevronTexaco	131,160	12,545,454
ConocoPhillips	84,137	6,627,471
Devon Energy	29,450	2,046,480
Duke Energy	112,222 a	2,412,773
Dynegy, Cl. A	46,450 b	195,090
EOG Resources	14,250	905,588
El Paso	78,636	620,438
Exxon Mobil	801,956	37,130,563
Halliburton	54,000	1,714,500
Kerr-McGee	18,339	962,797
KeySpan	19,600	705,404
Kinder Morgan	15,200	912,152
Marathon Oil	42,400	1,597,208
Nabors Industries	18,200 b	846,300
Nicor	5,450 a	180,450
NiSource	32,250	667,575
Noble	16,550 b	640,816
Occidental Petroleum	48,000	2,364,960
Peoples Energy	4,620	180,180
Rowan Cos.	12,960 b	316,483
Schlumberger	72,200	4,643,904
Sempra Energy	28,142	1,006,077
Sunoco	9,218	628,391
Transocean	39,350 b	1,117,540
Unocal	32,300	1,251,948
Valero Energy	15,800	1,183,736
Williams Cos.	63,700	773,955
		93,902,005

Health Care--12.8%	Shares	Value($)
Abbott Laboratories	191,250	7,525,687
Aetna	18,677	1,602,486
Allergan	16,150	1,221,586
AmerisourceBergen	13,750	743,325
Amgen	155,966 b	8,871,346
Anthem	16,950 b	1,397,866
Applera - Applied Biosystems Group	24,700	511,043
Bausch & Lomb	6,514	401,197
Baxter International	75,200	2,261,264
Becton, Dickinson & Co.	31,100	1,468,853
Biogen Idec	41,640 b	2,498,400
Biomet	31,175	1,371,388
Boston Scientific	102,400 b	3,917,824
Bristol-Myers Squibb	238,400	5,459,360
C.R. Bard	12,800	706,560
Cardinal Health	52,750	2,347,375
Caremark Rx	56,100 b	1,711,050
Chiron	23,200 b	1,063,256
Eli Lilly & Co.	138,450	8,822,034
Express Scripts	9,600 b	629,760
Forest Laboratories	45,300 b	2,278,137
Genzyme	27,750 b	1,423,020
Guidant	38,500	2,129,820
HCA	59,550	2,301,607
Health Management Associates, Cl. A	29,850	598,791
Hospira	19,145 b	496,047
Humana	19,750 b	357,673
Johnson & Johnson	363,996	20,118,059
King Pharmaceuticals	29,550 b	333,620
Manor Care	10,850	339,062
McKesson	35,904	1,155,032
Medco Health Solutions	33,269 b	1,008,051
MedImmune	30,550 b	703,872
Medtronic	148,600	7,380,962
Merck & Co.	272,450	12,355,608
Millipore	6,050 b	318,775
Mylan Laboratories	32,900	487,578
Pfizer	935,640	29,903,054
Quest Diagnostics	12,650	1,038,312
Schering-Plough	180,500	3,512,530
St. Jude Medical	21,650 b	1,475,015
Stryker	49,100	2,341,088
Tenet Healthcare	57,050 b	637,819
Thermo Electron	20,300 b	522,116
UnitedHealth Group	81,850	5,148,239
Waters	14,700 b	645,036
Watson Pharmaceuticals	13,350 b	336,554
WellPoint Health Networks	19,100 b	1,931,010
Wyeth	163,550	5,789,670
Zimmer Holdings	29,920 b	2,283,195
		163,881,012
Interest Sensitive--23.8%
ACE	34,700	1,408,473
AFLAC	62,400	2,473,536
Allstate	86,150	4,055,942
Ambac Financial Group	13,300	945,763
American Express	156,700	7,874,175
American International Group	319,796	22,593,587
AmSouth Bancorporation	43,150 a	1,058,469
Aon	38,650 a	1,021,906
Apartment Investment & Management, Cl. A	11,500	367,655
BB&T	68,800	2,664,624
Bank of America	249,991	21,251,735
Bank of New York	95,328	2,738,773
Bear Stearns Cos.	12,898	1,075,951
CIGNA	17,300	1,072,773
Capital One Financial	29,400	2,038,008
Charles Schwab	167,350	1,469,333
Charter One Financial	27,453	1,219,187
Chubb	23,300	1,602,574
Cincinnati Financial	20,645	823,322
Citigroup	634,126	27,958,615
Comerica	21,200	1,239,564
Countrywide Financial	34,299	2,472,958
E*TRADE Financial	44,800 b	495,936
Equity Office Properties Trust	49,500	1,284,525
Equity Residential	34,350	1,015,043
Fannie Mae	118,850	8,433,596
Federated Investors, Cl. B	13,250	372,458
Fifth Third Bancorp	68,991	3,405,396
First Horizon National	15,200	658,920
Franklin Resources	30,700	1,481,275
Freddie Mac	84,450	5,430,980
General Electric	1,294,150	43,030,488
Golden West Financial	18,700	1,999,217
Goldman Sachs Group	59,150	5,216,439
H&R Block	21,450	1,053,838
Hartford Financial Services Group	35,800	2,330,580
Huntington Bancshares	28,176	689,185
J.P. Morgan Chase & Co.	436,948	16,311,269
Janus Capital Group	29,300	388,518
Jefferson-Pilot	17,100	823,878
KeyCorp	50,350	1,519,563
Lehman Brothers Holdings	33,950	2,379,895
Lincoln National	21,850	954,845
Loews	22,700	1,285,501
M&T Bank	14,500	1,351,835
MBIA	17,700	955,446
MBNA	156,618	3,866,898
MGIC Investment	12,150	862,650
Marsh & McLennan Cos.	64,200	2,849,196
Marshall & Ilsley	27,250	1,046,673
Mellon Financial	52,000	1,428,960
Merrill Lynch	117,850	5,859,502
MetLife	92,700	3,306,609
Morgan Stanley	134,760	6,647,711
National City	83,100	3,033,150
North Fork Bancorporation	21,250 a	829,813
Northern Trust	27,050	1,085,517
PNC Financial Services Group	34,550	1,748,230
Plum Creek Timber	22,500	706,050
Principal Financial Group	39,150	1,330,708
Progressive	26,700	2,045,754
ProLogis	22,200	755,688
Providian Financial	35,750 b	494,780
Prudential Financial	64,450	3,000,792
Regions Financial	56,486	1,677,069
SLM	53,850	2,041,992
Safeco	17,100	804,726
Simon Property Group	25,550	1,318,636
SouthTrust	40,450	1,569,056
Sovereign Bancorp	42,000	914,340
St. Paul Travelers Cos.	81,827	3,033,326
State Street	41,200	1,763,772
SunTrust Banks	34,600	2,281,870
Synovus Financial	37,400	952,578
T. Rowe Price Group	15,550	718,721
Torchmark	13,616	711,844
U.S. Bancorp	232,357	6,575,703
UnumProvident	36,372	580,133
Wachovia	161,234	7,144,278
Washington Mutual	106,085	4,116,098
Wells Fargo	206,880	11,876,981
XL Capital, Cl. A	16,900	1,194,492
Zions Bancorporation	10,950	662,475
		303,132,320

Producer Goods--10.1%	Shares	Value($)
Air Products & Chemicals	27,850	1,441,237
Alcoa	106,638	3,415,615
Allegheny Technologies	11,433	229,231
American Power Conversion	24,550	370,705
American Standard Cos.	26,350 b	998,401
Ashland	8,600	449,522
Avery Dennison	13,592	823,267
Ball	6,950	501,651
Bemis	13,100	346,888
Black & Decker	9,750	681,622
Boeing	103,344	5,244,708
Boise Cascade	10,714	345,526
Burlington Northern Santa Fe	45,517	1,614,943
CSX	26,350	824,755
Caterpillar	41,950	3,082,905
Centex	15,128	641,729
Cooper Industries, Cl. A	11,300	642,631
Crane	7,300	203,086
Cummins	5,247	364,299
Deere & Co.	30,500	1,915,705
Dover	24,900	988,032
Dow Chemical	114,813	4,579,891
E. I. du Pont de Nemours	122,694	5,259,892
Eastman Chemical	9,526	425,622
Ecolab	31,550	962,275
Emerson Electric	51,700	3,138,190
Engelhard	15,200	446,880
FedEx	36,592	2,996,153
Fluor	10,139	461,831
Freeport-McMoRan Copper & Gold, Cl. B	21,700	756,245
General Dynamics	24,450	2,416,149
Georgia-Pacific	31,287	1,051,243
Goodrich	14,400	465,552
Goodyear Tire & Rubber	21,500 a,b	235,425
Great Lakes Chemical	6,203	148,748
Hercules	13,450 b	158,845
Honeywell International	105,300	3,960,333
ITT Industries	11,350	907,433
Illinois Tool Works	37,950	3,435,234
Ingersoll-Rand, Cl. A	21,250	1,459,663
International Paper	59,538	2,573,828
KB HOME	5,750	368,288
Leggett & Platt	23,500	635,675
Lockheed Martin	55,050	2,917,100
Louisiana-Pacific	13,300	314,944
Masco	53,718 a	1,624,432
MeadWestvaco	24,746	738,916
Molex	23,225 a	672,596
Monsanto	32,588	1,181,641
Newmont Mining	54,324	2,198,492
Norfolk Southern	48,100	1,283,789
Northrop Grumman	44,112	2,320,291
Nucor	9,650	807,223
PPG Industries	21,021	1,239,188
Pall	15,353	355,729
Parker-Hannifin	14,690	842,912
Phelps Dodge	11,475	894,362
Praxair	39,800	1,570,110
Pulte Homes	15,496	846,546
Raytheon	54,900	1,841,895
Rockwell Automation	22,800	852,948
Rockwell Collins	21,700	742,574
Rohm & Haas	27,455	1,076,236
Sealed Air	10,381 b	492,475
Sherwin-Williams	17,600	710,688
Sigma-Aldrich	8,500 a	488,240
Snap-On	7,150	229,587
Stanley Works	9,977	423,025
3M	95,900	7,898,324
Temple-Inland	6,750	460,688
Textron	16,850	1,032,905
Thomas & Betts	7,191 b	189,123
Tyco International	245,882	7,622,342
Union Pacific	31,750	1,788,795
United Parcel Service, Cl. B	138,250	9,948,470
United States Steel	13,850	528,239
United Technologies	62,978	5,888,443
Vulcan Materials	12,550	597,631
W.W. Grainger	11,100	587,745
Weyerhaeuser	29,600	1,835,200
Worthington Industries	10,650	218,112
		127,231,809
Service--6.7%
ALLTEL	37,750	1,963,000
AT&T Wireless Services	334,455 b	4,829,530
Affiliated Computer Services, Cl. A	16,700 b	866,730
Allied Waste Industries	38,900 b	359,436
Apollo Group, Cl. A	21,700 b	1,813,035
Automatic Data Processing	72,450	3,041,451
Carnival	77,600	3,616,936
Cendant	125,086	2,861,967
Cintas	21,000	881,160
Clear Channel Communications	75,350	2,689,995
Comcast, Cl. A	274,996 b	7,534,890
Computer Sciences	22,950 b	1,084,387
Convergys	17,550 b	232,362
Deluxe	6,100	268,705
Dow Jones & Co	10,050	425,919
Electronic Data Systems	59,350	1,096,788
Equifax	16,750	404,010
First Data	106,972	4,772,021
Fiserv	23,950 b	820,527
Gannett	33,450	2,781,033
IMS Health	28,800	698,112
Interpublic Group of Companies	51,400 b	657,406
Knight-Ridder	9,650	634,874
McGraw-Hill Cos.	23,400	1,756,404
Meredith	6,160	325,741
Monster Worldwide	14,350 b	316,992
Moody's	18,400	1,253,040
NEXTEL Communications, Cl. A	136,050 b	3,096,498
New York Times, Cl. A	18,186	756,538
Omnicom Group	23,150	1,667,263
Paychex	46,275	1,421,105
R. R. Donnelley & Sons	26,600	844,284
Robert Half International	21,050 a	585,611
Ryder System	8,050	345,345
SunGard Data Systems	35,550 b	828,671
Time Warner	559,100 b	9,309,015
Tribune	40,141	1,703,985
Unisys	40,900 b	418,816
Univision Communications, Cl. A	39,650 b	1,148,661
Viacom, Cl. B	212,400	7,134,516
Walt Disney	251,600	5,809,444
Waste Management	71,142	2,001,936
		85,058,139

Technology--15.9%	Shares	Value($)
ADC Telecommunications	99,150 b	237,960
Adobe Systems	29,300	1,235,874
Advanced Micro Devices	43,400 b	542,066
Agilent Technologies	59,008 b	1,404,980
Altera	45,900 b	955,638
Analog Devices	46,100	1,830,170
Andrew	19,700 b	213,745
Apple Computer	46,600 b	1,507,044
Applied Materials	206,750 b	3,508,547
Applied Micro Circuits	38,200 b	137,520
Autodesk	13,900	558,780
Avaya	54,368 b	796,491
BMC Software	27,350 b	428,848
Broadcom, Cl. A	38,550 b	1,363,128
CIENA	69,600 b	196,272
Cisco Systems	829,050 b	17,293,983
Citrix Systems	20,850 b	367,377
Computer Associates International	71,700	1,809,708
Compuware	47,350 b	233,909
Comverse Technology	23,950 b	408,587
Corning	168,300 b	2,080,188
Danaher	37,800 a	1,914,570
Dell	309,400 b	10,974,418
EMC	299,700 b	3,287,709
eBay	80,650 b	6,317,314
Electronic Arts	37,100 b	1,859,823
Gateway	45,700 b	205,650
Gilead Sciences	26,300 b	1,700,032
Hewlett-Packard	373,865	7,533,379
Intel	793,100	19,335,778
International Business Machines	206,700	17,997,369
Intuit	23,450 b	877,968
JDS Uniphase	176,600 b	609,270
Jabil Circuit	24,600 b	535,050
KLA-Tencor	24,100 a,b	993,161
LSI Logic	46,832 b	238,375
Lexmark International	15,900 b	1,407,150
Linear Technology	37,900	1,481,890
Lucent Technologies	525,471 a,b	1,602,686
Maxim Integrated Products	39,550	1,902,355
Mercury Interactive	11,350 a,b	414,956
Micron Technology	74,850 b	1,012,721
Microsoft	1,323,650	37,671,079
Motorola	287,406	4,578,378
NCR	11,550 b	536,267
NVIDIA	20,300 b	312,620
National Semiconductor	44,000 a,b	754,600
Network Appliance	42,650 b	823,572
Novell	47,400 b	324,216
Novellus Systems	18,150 b	490,050
Oracle	636,950 b	6,694,345
PMC-Sierra	21,650 b	257,202
Parametric Technology	32,850 b	149,139
PeopleSoft	44,700 b	805,494
PerkinElmer	15,682	275,690
Pitney Bowes	28,356	1,196,623
Power-One	10,300 b	90,331
QLogic	11,400 b	278,730
QUALCOMM	99,350	6,863,098
Sabre Holdings	17,026	434,674
Sanmina-SCI	63,850 b	468,659
Scientific-Atlanta	18,800	578,100
Siebel Systems	61,600 b	496,496
Solectron	117,850 b	648,175
Sun Microsystems	407,800 b	1,610,810
Symantec	38,200 b	1,786,232
Symbol Technologies	28,800	376,992
Tektronix	10,368	315,187
Tellabs	50,950 a,b	453,965
Teradyne	23,750 b	406,125
Texas Instruments	212,300	4,528,359
VERITAS Software	52,930 b	1,008,846
Xerox	98,098 a,b	1,359,638
Xilinx	42,600	1,253,718
Yahoo!	165,100 b	5,085,080
		202,224,929
Utilities--5.1%
AES	78,100 b	753,665
AT&T	97,349	1,469,970
Allegheny Energy	15,600 a,b	231,504
Ameren	23,650	1,056,919
American Electric Power	48,490	1,508,524
BellSouth	224,900	6,092,541
Calpine	51,000 a,b	196,860
CenturyTel	17,000	526,830
Cinergy	22,050 a	843,412
Citizens Communications	35,200	506,880
Consolidated Edison	29,500 a	1,208,615
Constellation Energy Group	20,650	796,058
DTE Energy	21,300	855,621
Dominion Resources	40,034	2,540,558
Edison International	39,900	1,069,320
Entergy	28,250	1,624,375
Exelon	81,074	2,829,483
FPL Group	22,700	1,528,391
FirstEnergy	40,431	1,580,852
PG&E	51,400 b	1,466,956
PPL	21,850	1,012,748
Pinnacle West Capital	11,200	453,600
Progress Energy	30,224	1,273,639
Public Service Enterprise Group	29,050	1,132,950
Qwest Communications International	218,774 b	851,031
SBC Communications	406,128	10,291,284
Southern	90,450	2,648,376
Sprint (FON Group)	174,900	3,267,132
TECO Energy	23,100	297,990
TXU	37,270	1,478,128
Verizon Communications	339,692	13,091,730
Xcel Energy	48,980	837,558
		65,323,500
Total Common Stocks
(cost $1,023,802,069 )		1,261,764,976

	Principal
Short-Term Investments--.9%	Amount($)	Value($)

Repurchase Agreement--.8%
Goldman Sachs & Co., Tri-Party Repurchase Agreement,
1.30%, dated 7/30/2004, due 8/2/2004 in the
amount of $9,985,082 (fully collateralized by
$9,478,000 U.S. Treasury Bond, 5%,
8/15/2011, value $10,184,302)	9,984,000	9,984,000

U.S. Treasury Bills--.1%
1.14%, 8/26/2004	500,000 c	499,585
1.26%, 9/16/2004	200,000 c	199,676
		699,261

Total Short-Term Investments
(cost $10,683,306)		10,683,261

Investment of Cash Collateral for Securities Loaned--1.5%	Shares	Value($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $19,082,937)	19,082,937 d	19,082,937

Total Investments(cost $1,053,568,312)	101.5%	1,291,531,174

Liabilities, Less Cash and Receivables	-1.5%	(18,589,880)

Net Assets	100.0%	1,272,941,294

a. All or a portion of these securities are on loan. At July 31, 2004, the total market value of the fund's securities on loan is $18,139,703 and the total market value of the collateral held by the fund is $19,082,937.
b. Non-income producing.
c Partially held by the broker in a segregated account as collateral for open financial futures positions.
d. Investment in affiliated money market mutual funds.

Dreyfus Premier Balanced Fund
Statement of Investment s
July 31,2004 (Unaudited)

Common Stock-63.2%	Shares	Value($)

Consumer Discretionary-6.4%
Carnival	13,800	643,218
Clear Channel Communications	17,000	606,900
Comcast, Cl. A	37,937 a	1,039,474
Corinthian Colleges	27,000 a	505,440
Disney(Walt)	60,000	1,385,400
Hilton Hotels	53,000	944,990
Home Depot	59,000	1,989,480
J. C. Penney	28,000	1,120,000
Lamar Advertising	33,000 a,b	1,326,930
Liberty Media	107,000 a	907,360
PetSmart	40,000	1,240,400
Staples	28,800	831,744
TJX Cos.	55,000	1,290,850
Target	26,900	1,172,840
Time Warner	98,300 a	1,636,695
Univision Communications	31,000 a,b	898,070
Viacom, Cl. B	62,000	2,082,580
		19,622,371

Consumer Staples-7.0%
Altria Group	46,800	2,227,680
Coca-Cola	46,900	2,057,034
Colgate-Palmolive	23,000	1,223,600
Dean Foods	28,000 a	1,035,440
General Mills	14,000	628,600
Kellogg	23,000	958,180
PepsiCo	49,400	2,470,000
Procter & Gamble	68,000	3,546,200
Sara Lee	55,000	1,207,800
Wal-Mart Stores	116,100	6,154,461
		21,508,995

Energy-4.3%
Anadarko Petroleum	31,000	1,853,490
ChevronTexaco	23,000	2,199,950
ConocoPhillips	13,000	1,024,010
Exxon Mobil	132,200	6,120,860
Schlumberger	29,000	1,865,280
		13,063,590

Financial-13.3%
American Express	25,000	1,256,250
American International Group	53,700	3,793,905
Bank of America	45,769	3,890,823
Bank of New York	48,300	1,387,659
Capital One Financial	19,000	1,317,080
CIT Group	50,000	1,738,000
Citigroup	121,700	5,365,753
Countrywide Financial	21,999	1,586,128
Federal Home Loan Mortgage	18,000	1,157,580
Federal National Mortgage Association	33,900	2,405,544
Fidelity National Financial	25,400	920,750
Fifth Third Bancorp	29,000	1,431,440
Goldman Sachs Group	19,300	1,702,067
J.P. Morgan Chase & Co.	65,280	2,436,902
MBNA	47,850	1,181,416
Merrill Lynch	29,000	1,441,880
Morgan Stanley	29,000	1,430,570
St. Paul Travelers Cos.	25,380	940,837
U.S. Bancorp	49,000	1,386,700
Wachovia	32,000	1,417,920
Wells Fargo	45,400	2,606,414
		40,795,618

Health Care-8.7%	Shares	Value($)

Abbott Laboratories	22,300	877,505
Amgen	20,000 a	1,137,600
Bard (C.R.)	18,000	993,600
Becton, Dickinson & Co.	22,000	1,039,060
Boston Scientific	18,000 a	688,680
Community Health Systems	28,000 a	689,080
Genzyme	22,000 a	1,128,160
Hospira	48,330 a	1,252,230
Johnson & Johnson	63,300	3,498,591
Lilly (Eli) & Co.	21,100	1,344,492
Medtronic	39,000	1,937,130
Merck & Co.	36,100	1,637,135
Novartis, ADR	25,000	1,116,500
Pfizer	202,700	6,478,292
Schering-Plough	53,000	1,031,380
Teva Pharmaceutical Industries, ADR	34,000	1,006,400
Wyeth	25,000	885,000
		26,740,835

Industrials-7.0%
Caterpillar	17,000	1,249,330
Danaher	25,000 b	1,266,250
Deere & Co.	22,000	1,381,820
Emerson Electric	18,000 b	1,092,600
General Electric	225,600	7,501,200
Illinois Tool Works	18,000	1,629,360
Rockwell Collins	25,000	855,500
3M	17,200	1,416,592
Tyco International	49,000	1,519,000
United Parcel Service, Cl. B	17,000	1,223,320
United Technologies	13,000	1,215,500
Waste Management	42,000	1,181,880
		21,532,352

Information Technology-9.8%
Accenture	39,000 a	960,570
Altera.	34,000 a	707,880
Cisco Systems	140,700 a	2,935,002
Computer Sciences	22,000 a	1,039,500
Dell	50,900 a	1,805,423
First Data	22,000	981,420
Hewlett-Packard	86,640	1,745,796
Intel	76,300	1,860,194
International Business Machines	40,200	3,500,214
Lexmark International	10,000 a	885,000
Microsoft	210,800	5,999,368
Motorola	57,000	908,010
National Semiconductor	33,000 a,b	565,950
Oracle	107,100 a	1,125,621
QUALCOMM	15,000	1,036,200
SAP, ADR	19,000	760,190
Siebel Systems	72,000 a	580,320
SunGard Data Systems	24,000 a	559,440
Texas Instruments	48,000	1,023,840
VeriSign	74,000 a	1,295,740
		30,275,678

Materials-2.7%
Air Products & Chemicals	25,000	1,293,750
Alcoa	33,600	1,076,208
du Pont (E.I.)de Nemours	25,000	1,071,750
International Paper	23,000	994,290
PPG Industries	19,000	1,120,050
Praxair	48,800	1,925,160
Weyerhaeuser	16,000	992,000
		8,473,208

Telecommunication Services-1.8%
BellSouth	32,500	880,425
SBC Communications	50,700	1,284,738
Sprint (FON Group)	72,000 b	1,344,960
Verizon Communications	54,000	2,081,160
		5,591,283

Utilities-2.2%
Ameren	15,000	670,350
Dominion Resources	17,000	1,078,820
Exelon	50,000	1,745,000
FPL Group	15,000	1,009,950
KeySpan	18,000	647,820
NiSource	32,000	662,400
Southern	33,000 b	966,240
		6,780,580

Total Common Stocks
(cost $165,019,504)		194,384,510

	Principal
Bonds & Notes-31.4%	Amount($)	Value($)

Airlines-.0%
Continental Airlines,
Pass-Through Ctfs., Ser. 1998-1, Cl. A, 6.648%, 9/15/2017	63,881	59,451

Asset-Backed Certificates-.8%
MBNA Credit Card Master Note Trust,
Ser. 2002-C1, Cl. C1, 6.80%, 7/15/2014	1,228,300	1,333,584
Saxon Asset Securities Trust,
Ser. 2004-2, Cl AF2, 4.15%, 08/25/35	1,081,000	1,081,000
		2,414,584

Auto Manufacturing-.1%
General Motors,
Sr. Notes, 8.375%, 7/15/2033	277,000	290,399

Banks-.5%
Bank of America,
Sr. Notes, 4.375%, 12/1/2010	1,675,000 b	1,653,270

Commercial Mortgage Pass - Through Ctfs.-1.7%
Chase Commerical Mortgage Securities,
Ser. 2001-245, Cl. A1, 5.974%, 2/12/2016	1,472,555 c	1,553,251
CS First Boston Mortgage Securities,
Ser. 1998-C1, Cl. A1A, 6.26%, 5/17/2040	741,475	760,659
GE Capital Commercial Mortgage,
Ser. 2004-C1, Cl. G, 5.326%, 3/10/2040	1,500,000 c	1,458,516
Salomon Brothers Mortgage Securities VII,
Ser. 2002-KEY2, Cl. A1, 3.222%, 3/18/2036	1,523,264	1,525,045
		5,297,471

Commercial Services-.5%
Pitney Bowes,
Notes, 4.75%, 5/15/2018	1,715,000	1,594,077

Computers-.1%
International Business Machines,
Sr. Notes, 4.75%, 11/29/2012	210,000 b	207,502

Consumer Products-.3%
Kimberly-Clark,
Notes, 5%, 8/15/2013	760,000	769,075

Diversified Financial Service-.7%
Boeing Capital,
Bonds, 5.8%, 1/15/2013	201,000 b	209,908
Sr. Notes, 4.75%, 8/25/2008	421,000	433,144
Farmers Exchange Capital,
Trust Surplus Note Securities, 7.05%, 7/15/2028	300,000 c	294,692
Ford Motor Credit,
Notes, 1.66875%, 3/13/2007	159,000	155,218
General Electric Capital,
Notes, 5.875%, 2/15/2012	461,000	489,541
Goldman Sachs,
Notes, 3.875%, 1/15/2009	640,000 b	628,934
		2,211,437

Electric-.5%
Public Service Company of Colorado,
First Collateral Trust Bonds, Ser. 12, 4.875%, 3/1/2013	541,000	533,679
TXU Energy,
Sr. Notes, 7%, 3/15/2013	800,000	880,181
		1,413,860

Electrical Components & Equipment-.2%
Emerson Electric,
Bonds, 4.50%, 5/1/2013	685,000	660,231

Food & Beverages-.2%
Miller Brewing,
Notes, 4.25%, 8/15/2008	400,000 c	401,097
Pepsi Bottling,
Sr. Notes, Ser. B, 7%, 3/1/2029	235,000 b	267,136
		668,233

Forest Products And Paper-.1%
International Paper,
Notes, 5.85%, 10/30/2012	150,000	154,276

Health Care-.4%
Abbott Laboratories,
Notes, 4.35%, 3/15/2014	792,000	752,177
Unitedhealth Group,
Notes, 3.3%, 1/30/2008	500,000	491,473
		1,243,650

Insurance-.4%
Chubb,
Notes, 6%, 11/15/2011	185,000	196,666
Genworth Financial
Notes, 6.5%, 6/15/2034	370,000	382,664
Metlife,
Sr. Notes, 5.375%, 12/15/2012	535,000	545,517
Penn Mutual Life,
Notes, 6.65%, 6/15/2034	220,000 c	222,419
		1,347,266

	Principal
Manufacturing-.1%	Amount($)	Value($)

Tyco International,
Gtd. Notes, 5.8%, 8/01/2006	275,000 b	287,787

Media-.1%
Time Warner,
Notes, 6.875%, 5/1/2012	200,000 b	218,297

Mining-.1%
Alcoa,
Notes, 4.25%, 8/15/2007	130,000	132,588
Noranda,
Notes, 6%, 10/15/2015	84,000	83,176
		215,764

Oil & Gas-.1%
ConocoPhillips,
Notes, 4.75%, 10/15/2012	285,000	281,461

Real Estate-.1%
EOP Operating,
Sr. Notes, 7%, 7/15/2011	190,000	209,186

Residential Mortgage Pass- Through Ctfs.-1.0%
Argent Securities,
Ser. 2004-W5, Cl. AF4, 4.01%, 4/25/2034	800,000	755,280
Equity One ABS,
Ser. 2004-3, Cl. AF3, 4.265%, 7/25/2034	748,000	748,234
Residential Asset Mortgage Products
Ser. 2003-RS8, Cl. A4, 4.223%, 9/25/2028	1,600,000	1,605,522
		3,109,036

Structured Index-1.0%
Morgan Stanley Traded Custody Receipts:
Ser. 2002-1, 5.878%, 3/1/2007	3,045,000 c,d	3,187,335

Telecommunications-.6%
British Telecommunications,
Notes, 8.375%, 12/15/2010	727,000	857,922
Motorola,
Sr. Notes, 8%, 11/1/2011	260,000	302,224
Sprint Capital,
Notes, 6%, 1/15/2007	142,000	149,432
Verizon Florida,
Debs., 6.125%, 1/15/2013	411,000	426,722
Verizon Wireless Capital,
Notes, 5.375%, 12/15/2006	115,000	120,176
		1,856,476

U.S. Government-7.2%
U.S. Treasury Bonds:
5.375%, 2/15/2031	1,565,000	1,603,389
U.S. Treasury Notes:
1.625%, 2/28/2006	176,000	173,814
1.5%, 3/31/2006	84,000	82,678
6.25%, 2/15/2007	2,090,000 a,b	2,258,830
4%, 6/15/2009	13,400,000	13,593,630
4.75%, 5/15/2014	4,294,000	4,387,395
		22,099,736

U.S. Government Agencies/Mortgage-Backed-14.6%
Federal Home Loan Banks, Bonds:
Ser. 432, 4.5%, 9/16/2013	8,270,000	8,005,302
5.25%, 6/18/2014	1,570,000	1,601,078

Federal Home Loan Mortgage Corp.,
Notes, 7%, 3/15/2010	584,000	663,938
Notes, 4.5%, 1/15/2014	957,000	925,448
REMIC, Gtd. Multiclass Mortgage Participation Cfts.:
Ser. 2612, Cl. LJ, 4%, 7/15/2022	342,759	346,467
Ser. 2693, Cl. MH, 4%, 9/15/2027	2,000,000	1,909,523
(Interest Only Obligation)
Ser. 2770, Cl. YI, 5%, 6/15/2022	1,000,000 e	133,106

Federal National Mortgage Association:
6.625%, 9/15/2009	1,388,000	1,547,637
4.125%, 4/15/2014	957,000	895,056
6.88%, 2/1/2028	740,831	808,598
6%, 8/1/2032	1,210,030	1,243,306
6%, 10/1/2032	1,268,182	1,303,057

Government National Mortgage Association I:
Mortgage Backed:
5.5%, 12/20/29-4/15/2033	4,886,827	4,937,899
6%, 5/15/2028-12/15/2033	20,270,218	20,680,885
		45,001,300

Total Bonds and Notes
(cost $97,148,067)		96,451,160

Other Investments-4.0%	Shares	Value ($)

Registered Investment Company:
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $ 12,179,000)	12,179,000 f	12,179,000

Investment Of Cash Collateral
for Securities Loaned-4.2%	Shares	Value($)

Registered Investment Company:
Dreyfus Institutional Cash Advantage Fund
(cost $12,896,735)	12,896,735	12,896,735

Total Investments (cost $287,243,306)	102.8%	315,911,405

Liabilities, Less Cash and Receivables	(2.8%)	(8,546,279)

Net Assets	100.0%	307,365,126

a Non-income producing.
b All or a portion of these securities are on loan. At July 31, 2004, the total market value of the fund's securities on loan is $12,443,097 and the total market value of the collateral held by fund is $12,896,735.
c Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be sold in transactions exem from registration, normally to qualified institutional buyers. At July 31, 2004 these securities amount to $7,117,310 or 2.3% of the net assets.
d Security linked to a portfolio of investment grade debt securities.
e notional face amount shown
f Investments in affiliated money market mutual funds.

Dreyfus Institutional Prime Money Market Fund
STATEMENT OF INVESTMENTS
July 31, 2004 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit --4.0%	Amount ($)		Value ($)

Barclays Bank PLC (Yankee)
1.30%, 11/8/2004	10,000,000	a	9,999,453
Wells Fargo Bank
1.34%, 8/19/2004	10,000,000		10,000,000
Total Negotiable Bank Certificate of Deposit
(cost $19,999,453)			19,999,453
Commercial Paper -- 33.2%

Allianz Finance Corp.
1.54%, 10/6/2004	10,000,000	b	9,971,950
Archer Daniels Midland Co.
1.08%, 8/24/2004	10,000,000	b	9,993,100
AWB Harvest Finance Ltd.
1.27%, 8/6/2004	10,000,000	b	9,998,236
Britannia Building Society
1.28%, 8/24/2004	10,000,000		9,991,822
Cargill Inc.
1.50%, 10/1/2004	10,000,000	b	9,974,753
CIT Group Inc.
1.25%, 8/12/2004	10,000,000		9,996,181
Citigroup Inc.
1.15%, 9/1/2004	10,000,000		9,990,183
Depfa Bank PLC
1.09%, 10/18/2004	10,000,000	b	9,976,492
Erasmus Capital Corp.
1.92%, 1/25/2005	7,500,000	b	7,430,333
Grampian Funding Ltd.
1.17%, 10/8/2004	10,000,000	b	9,978,089
Greyhawk Funding LLC
1.09%-1.35%, 8/2/2004-8/16/2004	20,000,000	b	19,995,125
Kitty Hawk Funding Corp
1.44%, 9/1/2004	10,000,000		9,987,600
Moat Funding LLC
1.19%, 10/5/2004	10,000,000	b	9,978,694
Natexis Banques Populaires
1.12%, 12/17/2004	10,000,000		9,957,450
Prudential PLC
1.51%, 10/8/2004	10,000,000	b	9,971,667
Scaldis Capital Ltd.
1.09%, 9/28/2004	10,000,000	b	9,982,600
Total Commercial Paper
(cost $167,174,275)			167,174,275
Corporate Notes --14.3%

Bear Stearns Cos. Inc.
1.54%, 9/21/2004	10,000,000	a	10,005,548
Caterpillar Finance Services Corp
1.22%, 8/15/2005	10,000,000	a	10,009,010
Lehman Brothers Holdings Inc.
1.38%, 5/16/2005	12,000,000	a	12,000,000
Manufactuers & Traders Trust Company
1.22%, 11/18/2004	10,000,000	a	9,999,720
Merrill Lynch & Co. Inc.
1.60%, 4/28/2005	10,000,000	a	10,017,582
Northern Rock PLC
1.57%, 7/13/2005	10,000,000	a, b	10,004,941
SLM Corp.
1.49%, 8/15/2005	10,000,000	a	10,011,240
Total Corporate Notes
(cost $72,048,041)			72,048,041
Short-Term Bank Notes --7.9%

Abbey National Treasury Services PLC
1.41%, 5/26/2005	10,000,000	a	9,997,320
American Express Centurion Bank
1.31%, 1/12/2005	10,000,000	a	10,000,000
Harris Trust & Savings Bank
1.40%, 8/26/2004	10,000,000	a	10,000,000
HSBC USA Inc.
1.23%, 8/18/2005	10,000,000	a	10,013,597
Total Short-Term Bank Note s
(cost $40,010,917)			40,010,917
Time Deposits --3.8%

JPMorgan Chase Bank (Grand Cayman)
1.28%, 8/2/2004
(cost $19,000,000)	19,000,000		19,000,000
U.S. Government A gencies --2.0%

Federal Home Loan Mortgage Corp.
1.09%, 10/18/2004
(cost $9,976,492)	10,000,000		9,976,492

	Principal
Repurchase Agreements --40.4%	Amount($)	Value($)

Barclays Capital Inc.
1.31% dated 7/30/2004, due 8/2/2004 in the
amount of $15,001,637 (fully collateralized
by $15,432,000 U.S. Treasury Bills,
due 1/20/2005, value $15,300,674)	15,000,000	15,000,000
Credit Suisse First Boston Inc.
1.31% dated 7/30/2004, due 8/2/2004 in the
amount of $15,001,637 (fully collateralized
by $15,110,000 U.S. Treasury Notes 3.875%,
due 5/15/2009, value $15,303,289)	15,000,000	15,000,000
Goldman Sachs & Co.
1.30% dated 7/30/2004, due 8/2/2004 in the
amount of $63,350,171 (fully collateralized
by $40,247,000 U.S. Treasury Bonds 11.25%,
due 2/15/2015, value $64,611,203)	63,343,309	63,343,309
Salomon Smith Barney Inc.
1.36% dated 7/30/2004, due 8/2/2004 in the
amount of $110,012,467 (fully collateralized by
$19,950,000 U.S. Treasury Notes 2.50%-5.625%,
due 12/4/2006-9/15/2011, value $112,200,054)	110,000,000	110,000,000
Total Repurchase Agreements
(cost $203,343,309)		203,343,309

Total Investments (cost $531,552,487)	105.6%	531,552,487

Liabilities, Less Cash and Receivables	(5.6%)	(27,876,247)

Net Assets	100.0%	503,676,240

a Variable interest rate - subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be re transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, these secur amounted to $127,255,980 representing 25.3 % of net assets.These securities have been determined to be liq

Dreyfus Institutional Government Money Market Fund
STATEMENT OF INVESTMENTS
7/31/2004 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
U.S. Government Agencies - 74.8%	Purchase (%)	Amount ($)	Value ($)

Federal Farm Credit Bank, Discount Notes
8/12/2004	1.23	7,500,000	7,497,181
Federal Home Loan Banks, Discount Notes
9/24/2004	1.41	7,500,000	7,484,138
10/27/2004	1.56	7,500,000	7,471,906
Federal Home Loan Mortgage Corp., Discount Notes
8/10/2004	1.15	10,000,000	9,997,125
8/23/2004	1.08	10,000,000	9,993,461
10/18/2004	1.09	10,000,000	9,976,492
11/15/2004	1.07	10,000,000	9,968,642
12/28/2004	1.75	7,500,000	7,445,988
Federal National Mortgage Association, Discount Notes
8/5/2004	1.22	20,000,000	19,997,288
8/25/2004	1.20	10,000,000	9,992,000
9/29/2004	1.07	10,000,000	9,982,628
10/6/2004	1.47	10,000,000	9,973,050
11/3/2004	1.54	10,000,000	9,960,050
Federal National Mortgage Association, Floating Rate Notes
9/10/2004	1.35 a	10,000,000	10,000,000
Total U.S. Government Agencies
(cost $139,739,949)			139,739,949

Repurchase Agreements - 25.3%

Goldman Sachs & Co.
dated 7/30/2004, due 8/2/2004 in the amount
of $20,933,380 (fully collateralized by
$13,299,000 U.S. Treasury Notes,
11.25%, due 2/15/2015, value $21,349,775)	1.30	20,931,112	20,931,112
Salomon Smith Barney Holdings Inc.
dated 7/30/2004, due 8/2/2004 in the amount
of $26,302,981 (fully collateralized by
$25,357,000 U.S. Treasury Notes,
4.875%, due 3/15/2007, value $26,826,977)	1.36	26,300,000	26,300,000
Total Repurchase Agreements
(cost $47,231,112)			47,231,112

Total Investments (cost $186,971,061)		100.1%	186,971,061
Liabilities, Less Cash and Receivables		(.1%)	(224,081)
Net Assets		100.0%	186,746,980

a Variable interest rate - subject to periodic change.

Dreyfus Institutional U.S. Treasury Money Market Fund

STATEMENT OF INVESTMENTS
7/31/2004 (Unaudited)

	Annualized Yield on	Principal
U.S. Treasury Bills - 29.6%	Date of Purchase (%)	Amount ($)	Value ($)

8/5/2004	1.04	20,000,000	19,997,690
8/12/2004	1.06	20,000,000	19,993,516
8/19/2004	1.18	20,000,000	19,988,175
9/30/2004	1.03	10,000,000	9,982,883
10/14/2004	1.32	10,000,000	9,972,970
11/4/2004	1.38	10,000,000	9,963,649
12/23/2004	1.62	10,000,000	9,935,800
1/20/2005	1.73	10,000,000	9,917,822
Total U.S. Treasury Bills
(cost $109,752,505)			109,752,505

U.S. Treasury Notes - 16.2%

2.125%, 8/31/2004	.99	10,000,000	10,009,006
1.875%, 9/30/2004	1.04	10,000,000	10,013,290
2.125%, 10/31/2004	1.07	10,000,000	10,025,139
5.875%, 11/15/2004	1.20	10,000,000	10,134,069
2.00%, 11/30/2004	1.48	10,000,000	10,016,187
1.75%, 12/31/2004	1.54	10,000,000	10,007,197
Total U.S. Treasury Notes
(cost $60,204,888)			60,204,888

Repurchase Agreements - 46.0%

Barclays Capital Inc.
dated 7/30/2004, due 8/2/2004 in the amount
of $65,007,096 (fully collateralized by
$66,690,000 U.S. Treasury Bills,
due 12/9/2004, value $66,300,530)	1.31	65,000,000	65,000,000
CS First Boston LLC
dated 7/30/2004, due 8/2/2004 in the amount
of $65,007,096 (fully collateralized by
$65,465,000 U.S. Treasury Notes,
3.875%, due 5/15/2009, value $66,302,435)	1.31	65,000,000	65,000,000
Goldman, Sachs & Co.
dated 7/30/2004, due 8/2/2004 in the amount
of $40,617,206 (fully collateralized by
$25,805,000 U.S. Treasury Bonds,
11.25%, due 2/15/2015, value $41,426,494)	1.31	40,612,806	40,612,806
Total Repurchase Agreements
(cost $170,612,806)			170,612,806

Total Investments (cost $340,570,199)		91.8%	340,570,199
Cash and Receivables (Net)		8.2%	30,423,813
Net Assets		100.0%	370,994,012

DREYFUS PREMIER LARGE COMPANY STOCK FUND
Statement of Investments
July 31, 2004 (Unaudited)

Common Stocks	99.2%	Shares	Value ($)

Consumer Cyclica l	9.0%
Bed Bath & Beyond		39,230 a	1,388,350
Best Buy		22,090	1,063,854
CVS		26,680	1,117,092
Dana		43,810	845,095
GTECH Holdings		18,500	783,845
Gap		41,100	932,970
Home Depot		57,440	1,936,877
International Game Technology		25,200	814,968
McDonald's		55,340	1,521,850
NIKE, Cl. B		6,720	488,611
Target		19,500	850,200
Wal-Mart Stores		58,250	3,087,833
			14,831,545

Consumer Staples	8.3%
Altria Group		39,070	1,859,732
Archer-Daniels-Midland		35,000	540,050
Coca-Cola		50,880	2,231,597
Fortune Brands		11,310	816,356
General Mills		14,500	651,050
Gillette		23,500	916,030
Kimberly-Clark		23,170	1,484,502
PepsiCo		45,155	2,257,750
Procter & Gamble		56,840	2,964,206
			13,721,273

Energy Related	8.2%
Apache		23,090	1,074,378
ConocoPhillips		29,910	2,356,011
Devon Energy		23,450	1,629,540
Exxon Mobil		76,650	3,548,895
GlobalSantaFe		18,200	498,680
Halliburton		17,440	553,720
Nabors Industries		10,990 a	511,035
Occidental Petroleum		33,210	1,636,257
Valero Energy		15,750	1,179,990
XTO Energy		17,600	526,240
			13,514,746

Health Care	13.7%
Abbott Laboratories		40,850	1,607,447
Aetna		17,400	1,492,920
Amgen		20,100 a	1,143,288
Biogen		9,500 a	570,000
Boston Scientific		66,600 a	2,548,116
Genzyme		10,840 a	555,875
Johnson & Johnson		39,290	2,171,558
Medtronic		16,500	819,555
Merck & Co.		38,170	1,731,009
Novartis, ADR		11,090	495,279
Pfizer		148,703	4,752,548
Teva Pharmaceutical Industries, ADR		28,160	833,536
UnitedHealth Group		30,510	1,919,079
Varian Medical Systems		3,920 a	270,519
Wyeth		45,990	1,628,046
			22,538,775

Interest Sensitive	22.3%
Allstate		20,110	946,779
American Express		28,930	1,453,732
American International Group		52,267	3,692,664
Bear Stearns Cos.		8,610	718,246
Capital One Financial		15,290	1,059,903
Citigroup		89,643	3,952,360
Fannie Mae		20,850	1,479,516
Freddie Mac		27,080	1,741,515
General Electric		137,990	4,588,167
Goldman Sachs Group		18,020	1,589,184
J.P. Morgan Chase & Co.		103,238	3,853,875
Lehman Brothers Holdings		13,470	944,247
MBNA		41,990	1,036,733
Morgan Stanley		16,880	832,690
New York Community Bancorp		19,160 b	368,638
Radian Group		8,400	386,568
RenaissanceRe Holdings		11,090	587,770
St. Paul Travelers Cos.		53,300	1,975,831
SouthTrust		21,340	827,779
State Street		20,800	890,448
U.S. Bancorp		48,350	1,368,305
Wells Fargo		41,940	2,407,775
			36,702,725

		Shares	Value($)
Producer Goods	11.4%
Air Products & Chemicals		19,810	1,025,167
Alcan		11,500	455,630
Boeing		18,000	913,500
Companhia Vale do Rio Doce, ADR		9,400 a	506,660
Cooper Industries, Cl. A		11,380	647,181
Deere & Co.		16,710	1,049,555
E. I. du Pont de Nemours		25,610	1,097,901
Freeport-McMoRan Copper & Gold, Cl. B		24,320	847,552
General Dynamics		8,600	849,852
Honeywell International		32,170	1,209,914
ITT Industries		8,870	709,156
Inco Limited		21,940 a	732,138
Ingersoll-Rand, Cl. A		16,710	1,147,810
International Paper		16,130	697,300
PPG Industries		15,910	937,895
Pentair		32,460	1,016,647
3M		18,350	1,511,306
Tyco International		54,660	1,694,460
United Technologies		18,010	1,683,935
			18,733,559

Services	7.2%
Cendant		70,510	1,613,269
First Data		18,500	825,285
Manpower		34,570	1,505,523
News Corporation		49,370 b	1,673,643
Nextel Communications, Cl. A		48,700 a	1,108,412
Paychex		13,500	414,585
Time Warner		52,050 a	866,633
Tribune		15,040	638,448
Univision Communications, Cl. A		23,900 a	692,383
Walt Disney		105,450	2,434,840
			11,773,021

Technology	15.2%
Agilent Technologies		54,900 a	1,307,169
Cisco Systems		128,800 a	2,686,768
Dell		67,410 a	2,391,033
EMC		87,770 a	962,837
eBay		10,780 a	844,397
Intel		118,580	2,890,980
International Business Machines		19,370	1,686,546
Lexmark International, Cl. A		10,070 a	891,195
Linear Technology		30,870	1,207,017
Maxim Integrated Products		24,650	1,185,665
Microsoft		176,760	5,030,590
Nortel Networks		114,150 a	417,789
QUALCOMM		22,890	1,581,241
Symantec		28,720 a	1,342,947
Xilinx		19,110	562,407
			24,988,581

Utilities	3.9%
Constellation Energy Group		22,000	848,100
Entergy		14,740	847,550
Exelon		35,980	1,255,702
PPL		18,070	837,545
SBC Communications		40,675	1,030,705
Sprint		35,400	661,272
Telefonos de Mexico, Cl. L.,ADR		29,650	915,592
			6,396,466

Total Common Stocks
(cost $137,878,235)			163,200,691

Short-Term Investments		Principal
Repurchase Agreement;	0.7%	Amount($)	Value($)
Goldman Sachs & Co., Tri-Party
Repurchase Agreement, 1.3%, dated
7/30/2004, due 8/2/2004, in the amount of
$1,230,133 (fully collateralized by $1,168,000
U.S. Treasury Notes, 5%, 8/15/2011
value $1,255,040)
(cost $1,230,000)		1,230,000	1,230,000

Investment of Cash Collateral
for Securities Loaned	1.3%	Shares	Value($)
Registered Investment Company ;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $2,111,150)		2,111,150 c	2,111,150

Total Investments (cost $141,219,385)		101.2%	166,541,841

Liabilities, Less Cash and Receivables		(1.2%)	(1,965,549)

Net Assets		100.0%	164,576,292

a Non-income producing.
b All or a portion of these securities are on loan. At July 31,2004, the total market value of the fund's securities on loan is $2,042,281 and the total market value of the collateral held by the fund is $2,111,150.
c Investment in affiliated money market mutual fund.
See notes to financial statements.

DREYFUS PREMIER LIMITED TERM INCOME FUND
STATEMENT OF INVESTMENTS
JULY 31, 2004 (Unaudited)

		Principal
Bonds and Notes	101.4%	Amount ($)	Value ($)

Aeros pace & Defense	0.4%
Raytheon,
Sr. Notes, 5.375%, 2013		230,000 a	232,634

Asset-Backed Ctfs./Auto Loan s	7.5%
BMW Vehicle Owner Trust,
Ser. 2004-A, Cl. A4, 3.32%, 2009		700,000	696,928
Capital Auto Receivables Asset Trust,
Ser. 2004-1, Cl. A4, 2.64%, 2008		350,000	342,655
Chase Manhattan Auto Owner Trust,
Ser. 2003-C, Cl. A3, 2.26%, 2007		170,000	169,010
DaimlerChrysler Auto Trust:
Ser. 2003-A, Cl. A4, 2.88%, 2009		420,000	418,409
Ser. 2004-B, Cl. A4, 3.71%, 2009		295,000	295,051
Ford Credit Auto Owner Trust,
Ser. 2004-A, Cl. C, 4.19%, 2009		100,000	100,390
Honda Auto Receivables Owner Trust:
Ser. 2003-2, Cl. A3, 1.69%, 2007		100,000	99,503
Ser. 2004-1, Cl. A3, 2.4%, 2008		500,000	495,563
National City Auto Receivables Trust,
Ser. 2004-A, Cl. A3, 2.11%, 2008		140,000	138,391
Nissan Auto Receivables Owner Trust:
Ser. 2003-C, Cl. A4, 2.7%, 2007		350,000	348,237
Ser. 2004-A, Cl. A3, 2.01%, 2007		170,000	167,838
USAA Auto Owner Trust:
Ser. 2004-1, Cl. A3, 2.06%, 2008		700,000	691,736
Ser. 2004-2, Cl. A4, 3.58%, 2011		255,000	254,382
Volkswagen Auto Loan Enhanced Trust,
Ser. 2003-1, Cl. A3, 1.49%, 2007		200,000	198,261
WFS Financial Owner Trust,
Ser. 2004-3, Cl. B, 3.51%, 2012		160,000	159,981
			4,576,335

Asset-Backed Ctfs./Credit Card s	2.0%
Bank One Issuance Trust:
Ser. 2002-A2, Cl. A2, 4.16%, 2008		700,000	710,514
Ser. 2004-A1, Cl. A1, 3.45%, 2011		240,000	234,039
Capital One Multi-Asset Execution Trust,
Ser. 2004-C1, Cl. C1, 3.4%, 2009		250,000	246,836
			1,191,389

Asset-Backed Ctfs./Home E quity	2.8%
Centex Home Equity,
Ser. 2004-A, Cl. AF2, 2.67%, 2021		200,000	198,698
Residential Asset Securities:
Ser. 2002-KS4, Cl. AIIB, 1.7%, 2032		796,595 b	797,092
Ser. 2004-KS3, Cl. AI2, 2.17%, 2024		400,000	392,941
Ser. 2004-KS4, Cl. AI2, 2.53%, 2024		350,000	344,748
			1,733,479

Asset-Backed Ctfs./Utilities	0.1%
Detroit Edison Securitization Funding,
Ser. 2001-1, Cl. A2, 5.51%, 2007		51,560	52,229

Automotive	2.1%
DaimlerChrysler:
Notes, 7.3%, 2012		110,000	121,412
Notes, Ser. D, 1.88%, 2006		150,000 b	150,622
Ford Motor Credit,
Global Landmark Securities, 7.25%, 2011		415,000	437,061
GMAC,
Notes, 7%, 2012		550,000	565,934
			1,275,029

Banking	9.6%

Abbey National,		Principal
		Amount($)	Value($)

Sub. Notes, 7.95%, 2029		75,000	91,070
BB & T,
Sub. Notes, 5.2%, 2015		300,000 a	292,964
Bank of America,
Sub. Notes, 4.75%, 2013		220,000	213,031
Bank of New York,
Sr. Notes, 5.2%, 2007		300,000	314,198
Bank One,
Notes, 6.5%, 2006		500,000	526,986
Glencore Funding,
Notes, 6%, 2014		100,000 c	94,139
HSBC,
Sub. Notes, 7.5%, 2009		250,000	284,136
J.P. Morgan Chase & Co.,
Sub. Notes, 4.875%, 2014		350,000	335,487
Jefferies,
Sr. Notes, 7.75%, 2012		250,000	286,428
KeyCorp,
Sr. Notes, Ser. F, 1.55%, 2004		1,000,000 b	999,996
Landwirtschaftliche Rentenbank,
Sr. Notes, 3.25%, 2008		100,000	98,301
MBNA America Bank,
Sub. Notes, 6.625%, 2012		300,000	325,453
National City,
Sr. Notes, 3.2%, 2008		460,000	453,290
Northern Rock,
Notes, 5.6%, 2049		350,000 c	344,307
Royal Bank of Scotland,
Sub. Notes, 6.4%, 2009		150,000 a	163,876
SouthTrust,
Sub. Notes, 5.8%, 2014		100,000	103,400
Swiss Bank,
Sub. Debs., 7%, 2015		200,000	228,537
Union Planters,
Sub. Notes, 7.75%, 2011		90,000	104,830
Wachovia,
Sub. Notes, 5.25%, 2014		75,000	74,165
Washington Mutual,
Sub. Notes, 4.625%, 2014		90,000	83,230
Wells Fargo & Co.,
Sr. Notes, 5.125%, 2007		150,000	156,650
Westpac Capital Trust IV,
Notes, 5.256%, 2049		170,000 c	159,692
Zions Bancorp,
Sub. Notes, 6%, 2015		100,000	103,011
			5,837,177

Broadcastin g & Media	1.6%
British Sky Broadcasting,
Notes, 6.875%, 2009		175,000	192,038
Clear Channel Communications,
Sr. Notes, 7.65%, 2010		175,000	198,164
Comcast Cable Communications,
Sr. Notes, 6.75%, 2011		250,000	272,674
Cox Communications,
Notes, 7.125%, 2012		175,000 a	193,293
Liberty Media,
Sr. Notes, 5.7%, 2013		100,000	98,561
			954,730

		Principal
		Amount($)	Value($)

Commercial Mort gage Pass-Through Ctfs.	5.8%
Bear Stearns Commercial Mortgage Securities:
Ser. 1999-WF2, Cl. A1, 6.8%, 2008		115,411	122,018
Ser. 2003-T12, Cl. A4, 4.68%, 2039		200,000	194,094
CS First Boston Mortgage Securities,
Ser. 2001-CF2, Cl. A4, 6.505%, 2034		200,000	218,598
Capco America Securitization,
Ser. 1998-D7, Cl. A1B, 6.26%, 2030		700,000	756,048
DLJ Commercial Mortgage,
Ser. 1999-CG1, Cl. A1B, 6.46%, 2032		370,000	403,426
First Union-Lehman Brothers-Bank of America,
Ser. 1998-C2, Cl. A2, 6.56%, 2035		300,000	325,121
J.P. Morgan Commercial Mortgage Finance,
Ser. 2000-C10, Cl. A2, 7.371%, 2032		290,000	328,189
LB Commercial Conduit Mortgage Trust,
Ser. 1999-C1, Cl. B, 6.93%, 2031		150,000	166,166
Mach One Trust,
Ser. 2004-1A, Cl. A1, 3.89%, 2040		215,000 c	214,959
Morgan Stanley Capital I,
Ser. 1998-WF1, Cl. A2, 6.55%, 2030		580,000	625,028
Washington Mutual,
Ser. 2004-AR9, Cl. A7, 4.279%, 2034		195,000	191,740
			3,545,387

Data Processin g	0.1%
First Data,
Notes, 4.7%, 2013		90,000 a	87,774

Entertainment/Media	0.5%
Carnival,
Sr. Notes, 3.75%, 2007		100,000	99,396
News America,
Debs., 8.875%, 2023		150,000	189,038
			288,434

Financial Services	7.0%
American General Finance,
Notes, Ser. G, 5.375%, 2009		250,000	259,000
Amvescap,
Sr. Notes, 5.9%, 2007		200,000	211,823
Boeing Capital,
Sr. Notes, 5.75%, 2007		175,000 a	185,096
Countrywide Home Loan,
Notes, Ser. L, 1.709%, 2005		500,000 b	500,247
Credit Suisse First Boston USA,
Notes, 4.7%, 2009		150,000	151,884
General Electric Capital:
Notes, Ser. A, 1.645%, 2005		1,000,000 a,b	1,001,320
Notes, Ser. A, 6.8%, 2005		500,000	525,640
Goldman Sachs,
Sub. Notes, 6.345%, 2034		325,000	312,396
Lehman Brothers:
Notes, 4.8%, 2014		300,000 a	285,251
Notes, Ser. F, 7.5%, 2006		200,000	218,358
Morgan Stanley,
Sub. Notes, 4.75%, 2014		250,000 a	233,965
Pearson Dollar Finance,
Notes, 4.7%, 2009		200,000 c	201,395
SLM,
Notes, 5.05%, 2014		200,000	194,722
			4,281,097

Food & Bevera ges	1.2%
Coors Brewing,
Sr. Notes, 6.375%, 2012		150,000	162,308
Diageo Capital,
Notes, 4.85%, 2018		20,000	18,811
H.J. Heinz Finance,
Notes, 6%, 2012		120,000	128,376
Kroger,
Sr. Notes, 6.2%, 2012		200,000	212,087
Pepsi Bottling,
Sr. Notes, Ser. B, 7%, 2029		100,000	113,675
Safeway,
Debs., 7.25%, 2031		100,000	107,231
			742,488

		Principal
		Amount($)	Value($)

Foreign	0.7%
Republic of South Africa,
Notes, 6.5%, 2014		100,000	102,750
United Mexican States,
Bonds, 8.3%, 2031		320,000	346,400
			449,150

Health Care	0.3%
Boston Scientific,
Notes, 5.45%, 2014		70,000	70,608
Wyeth,
Notes, 5.5%, 2014		125,000	120,920
			191,528

Industrial	0.8%
John Deere Capital,
Notes, 7%, 2012		60,000	67,821
Pitney Bowes,
Notes, 4.75%, 2018		30,000	27,885
R.R. Donnelley & Sons,
Notes, 4.95%, 2014		125,000 c	120,661
Waste Management:
Sr. Notes, 5%, 2014		140,000	135,477
Sr. Notes, 6.875%, 2009		140,000 a	154,621
			506,465

Insurance	0.9%
ACE,
Notes, 5.875%, 2014		100,000	102,510
Nationwide Mutual Insurance,
Notes, 8.25%, 2031		190,000 c	227,348
Pacific Life,
Bonds, 6.6%, 2033		220,000 c	228,207
			558,065

Metals & Mining	0.3%
Inco,
Notes, 7.75%, 2012		180,000 a	205,782

Oil & Gas	1.8%
Apache,
Sr. Notes, 6.25%, 2012		100,000	109,721
ConocoPhillips,
Debs., 6.65%, 2018		150,000	166,564
Halliburton,
Notes, 5.5%, 2010		65,000	66,338
Marathon Oil,
Notes, 5.375%, 2007		50,000	52,365
Occidental Petroleum,
Sr. Notes, 5.875%, 2007		350,000	369,920
Valero Energy,
Notes, 6.875%, 2012		30,000	33,012
XTO Energy,
Sr. Notes, 7.5%, 2012		250,000	285,090
			1,083,010

Pa per Products	0.2%
Domtar,
Notes, 5.375, 2013		85,000 a	81,527
International Paper,
Notes, 5.85%, 2012		65,000 a	66,853
			148,380

Real Estate Investment Trusts	1.8%
Archstone-Smith Operating Trust,
Notes, 5.625%, 2014		80,000	79,911
Boston Properties,
Sr. Notes, 6.25%, 2013		140,000	148,164
Duke Realty,
Sr. Notes, 5.25%, 2010		300,000	311,233
EOP Operating,
Notes, 4.75%, 2014		250,000	233,673
ERP Operating,
Notes, 4.75%, 2009		100,000	101,171
Healthcare Realty Trust,
Sr. Notes, 5.125%, 2014		200,000	188,575
Simon Property,
Notes, 4.9%, 2014		20,000 a,c	18,987
			1,081,714

		Principal
		Amount($)	Value ($)

Retail	0.3%
May Department Stores,
Notes, 6.65%, 2024		160,000 a,c	160,795

State Governmen t	0.1%
State of Illinois,
Bonds, 5.1%, 2033		60,000	54,256

Telecommunications	4.7%
AT&T Wireless Services,
Sr. Notes, 8.75%, 2031		310,000	386,994
Deutsche Telekom International Finance,
Notes, 8.5%, 2010		150,000 b	177,128
France Telecom,
Notes, 8.75%, 2011		90,000 b	105,144
Sprint Capital,
Sr. Notes, 6.875%, 2028		405,000	404,231
Telecom Italia Capital,
Notes, Cl. B, 5.25%, 2013		310,000 c	305,039
Verizon Communications,
Debs., 6.94%, 2028		300,000	310,996
Verizon Wireless Capital:
Notes, 1.35%, 2005		1,000,000 b,c	999,771
Notes, 5.375%, 2006		170,000	177,652
			2,866,955

Trans portation	1.7%
FedEx,
Notes, 3.5%, 2009		70,000 c	67,641
Norfolk Southern,
Notes, 7.35%, 2007		300,000	328,949
Union Pacific,
Notes, 6.125%, 2012		400,000	425,441
United Parcel Service,
Debs., 8.375%, 2020		150,000	191,996
			1,014,027

U.S. Government	14.7%
U.S. Treasury Bonds:
5.25%, 11/15/2028		100,000	99,375
5.375%, 2/15/2031		150,000	153,679
6.25%, 5/15/2030		1,610,000	1,827,978

U.S. Treasury Notes:
1.875%, 1/31/2006		975,000 a	967,688
2.25%, 2/15/2007		1,955,000 a	1,923,759
3.25%, 8/15/2008		2,465,000 a	2,447,380
4%, 11/15/2012		1,445,000 a	1,414,294
6.5%, 8/15/2005		140,000 a	146,332
			8,980,485

U.S. Government Agencies	1.1%
Federal Farm Credit Bank,
Bonds, 2.375%, 10/2/2006		400,000	394,496
Federal Home Loan Mortgage Corp.,
Notes, 5.125%, 7/15/2012		300,000	307,602
			702,098

U.S. Government Agencies/Mortgage-Backed	26.3%
Federal Home Loan Mortgage Corp.:
5%, 6/1/2033		514,660	503,081
5.5%, 3/1/2033		2,401,777	2,418,278
6%, 6/1/2012-6/1/2017		73,696	77,210
6.5%, 3/1/2011-9/1/2029		168,760	177,744
7%, 3/1/2012		44,243	46,912
7.5%, 12/1/2025-1/1/2031		92,934	99,943
8%, 10/1/2019-10/1/2030		54,831	59,600
8.5%, 7/1/2030		4,600	5,009
9%, 8/1/2030		4,910	5,421

Federal National Mortgage Association:
4.5%, 8/1/2018		934,880	921,727
5%		175,000 d	170,625
5%, 8/1/2033		933,511	913,222
5.5%,		300,000 d	308,154
5.5%, 8/1/2033-1/1/2034		1,931,207	1,941,462
6%,		4,600,000 d	4,719,278
6%, 9/1/2013-5/1/2033		1,053,976	1,088,723
6.5%,		100,000 d	104,375
7%, 7/1/2015-5/1/2031		82,695	87,658
7.5%, 3/1/2012-3/1/2031		123,578	132,131
8%, 5/1/2013-3/1/2031		67,475	73,043
Grantor Trust,
Ser. 2001-T11, Cl. B, 5.503%, 9/25/2011		210,000	218,690

Government National Mortgage Association I:
5.5%, 7/15/2033		464,061	468,553
6%, 1/15/2029		76,727	79,149
6.5%, 9/15/2008-6/15/2029		170,486	178,882
7%, 8/15/2025-9/15/2031		167,842	178,762
7.5%, 12/15/2026-1/15/2031		84,274	90,775
8%, 1/15/2030-10/15/2030		52,080	56,995
8.5%, 4/15/2025-9/15/2030		20,661	22,668
9%, 10/15/2027		50,530	56,404
9.5%, 2/15/2025		16,780	18,994
Grantor Trust:
Ser. 2004-25, Cl. AC, 3.377%, 1/16/2023		350,000	341,792
Ser. 2004-51, Cl. A, 4.145%, 2/16/2018		375,000	375,000
Ser. 2004-57, Cl. A, 3.022%, 1/16/2019		150,000	146,438
			16,086,698

		Principal
		Amount($)	Value($)

Utilities/Gas & Electric	5.0%
Alabama Power,
Sr. Notes, Ser. X, 3.125%, 2008		140,000	136,318
Carolina Power & Light,
First Mortgage Bonds, 5.125%, 2013		180,000	179,007
Consolidated Edison Company of New York,
Debs., Ser. 2002-B, 4.875%, 2013		200,000	197,593
DTE Energy,
Sr. Notes, Ser. A, 6.65%, 2009		70,000	75,181
Duke Energy,
Sr. Notes, 5.625%, 2012		50,000	50,940
Florida Power & Light,
First Mortgage Bonds, 5.625%, 2034		50,000	48,081
MidAmerican Energy:
Notes, 5.125%, 2013		345,000	346,728
Sr. Notes, 3.5%, 2008		160,000	154,724
National Rural Utilities:
Notes, 5.5%, 2005		500,000	507,275
Notes, 5.75%, 2009		230,000	244,120
Niagara Mohawk Power,
First Mortgage Bonds, 7.75%, 2006		300,000	323,900
Ohio Power,
Sr. Notes, Ser. G, 6.6%, 2033		20,000	20,816
Oncor Electric Delivery,
Sr. Secured Notes, 6.375%, 2012		260,000	281,634
Pacific Gas & Electric,
First Mortgage Bonds, 6.05%, 2034		100,000	96,660
Peco Energy,
First Mortgage Bonds, 3.5%, 2008		135,000	133,288
Southern California Edison,
First Mortgage Bonds, 5%, 2014		70,000 a	69,266
Virginia Electric & Power,
Sr. Notes, Ser. A, 4.75%, 2013		215,000	208,352
			3,073,883

Total Bonds and Notes
(cost $ 61,866,408)			61,961,473

		Principal
Short-Term Investments	4.5%	Amount ($)	Value ($)

A gency Discount Notes;	2.2%
Federal National Mortgage Association,
1.21%, 8/17/2004		1,335,000	1,334,294
U.S. Treasur y Bills:	2.3%
1.16%, 8/19/2004		890,000	889,475
1.19%, 9/9/2004		500,000	499,330
			1,388,805
Total Short-Term Investments
(cost $ 2,723,176)			2,723,099

Investment of Cash Collateral for
Securities Loaned	13.9%	Shares	Value ($)
Re gistered Investment Company,
Dreyfus Institutional Cash Advantage Plus Fund
(cost $ 8,476,375)		8,476,375 e	8,476,375

Total Investments (cost $ 73,065,959)		119.8%	73,160,947

Liabilities, Less Cash and Receivables		-19.8%	(12,072,583)

Net Assets		100.0%	61,088,364

a All or a portion of these securities are on loan. At July 31, 2004, the total market value of the fund's securities on loan is $ 8,239,118 and the total market value of the collateral held by the fund is $ 8,476,375.
b Variable rate security-interest rate subject to periodic change.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be reso in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, these securities amounted to $ 3,142,941 or 5.1% of net assets.
d Purchased on a forward commitment basis.
e Investments in affiliated money market mutual funds.

DREYFUS DISCIPLINED STOCK FUND
STATEMENT OF INVESTMENTS
7/31/2004 (Unaudited)

Common Stocks-97.6%	Shares	Value ($)

Consumer Cyclical-8.9%
	a
Bed Bath & Beyond	295,800	10,468,362
Best Buy	166,470	8,017,195
CVS	201,690	8,444,760
Dana	330,280	6,371,101
GTECH Holdings	139,560	5,913,157
Gap	309,900	7,034,730
Home Depot	433,630	14,622,004
International Game Technology	190,560	6,162,710
McDonald's	417,310	11,476,025
NIKE, Cl. B	50,920	3,702,393
Target	147,450	6,428,820
Wal-Mart Stores	439,890	23,318,569
		111,959,826

Consumer Staples-8.2%
Altria Group	294,750	14,030,100
Archer-Daniels-Midland	263,810	4,070,588
Coca-Cola	384,390	16,859,345
Fortune Brands	85,420	6,165,616
General Mills	109,580	4,920,142
Gillette	177,110	6,903,748
Kimberly-Clark	174,720	11,194,310
PepsiCo	340,450	17,022,500
Procter & Gamble	429,170	22,381,215
		103,547,564

Energy Related-8.1%
Apache	174,210	8,105,991
ConocoPhillips	225,900	17,794,143
Devon Energy	176,706	12,279,300
Exxon Mobil	578,280	26,774,364
GlobalSantaFe	137,630	3,771,062
Halliburton	131,660	4,180,205
	a
Nabors Industries	82,990	3,859,035
Occidental Petroleum	250,510	12,342,628
Valero Energy	118,770	8,898,248
XTO Energy	132,470	3,960,853
		101,965,829

	Shares	Value ($)

Health Care-13.5%
Abbott Laboratories	307,970	12,118,619
Aetna	131,260	11,262,108
	a
Amgen	151,700	8,628,696
	a
Biogen Idec	71,630	4,297,800
	a
Boston Scientific	502,560	19,227,946
	a
Genzyme	82,030	4,206,498
Johnson & Johnson	296,430	16,383,686
Medtronic	124,490	6,183,418
Merck & Co.	288,300	13,074,405
Novartis, ADR	83,800	3,742,508
Pfizer	1,122,594	35,878,104
Teva Pharmaceutical Industries, ADR	212,890	6,301,544
UnitedHealth Group	230,020	14,468,258
	a
Varian Medical Systems	29,810	2,057,188
Wyeth	347,140	12,288,756
		170,119,534

Interest Sensitive-21.9%
Allstate	151,720	7,142,978
American Express	218,290	10,969,073
American International Group	394,140	27,845,991
Bear Stearns Cos.	64,960	5,418,963
Capital One Financial	115,740	8,023,097
Citigroup	676,470	29,825,562
Fannie Mae	157,050	11,144,268
Freddie Mac	204,510	13,152,038
General Electric	1,041,390	34,626,217
Goldman Sachs Group	135,720	11,969,147
J.P. Morgan Chase & Co.	779,078	29,082,982
Lehman Brothers Holdings	101,420	7,109,542
MBNA	316,750	7,820,557
Morgan Stanley	127,550	6,292,041
New York Community Bancorp	144,523	2,780,622
Radian Group	63,570	2,925,491
RenaissanceRe Holdings	83,800	4,441,400
St. Paul Travelers Cos.	402,480	14,919,934
SouthTrust	161,120	6,249,845
State Street	157,290	6,733,585
U.S. Bancorp	365,199	10,335,132
Wells Fargo	316,410	18,165,098
		276,973,563
Producer Goods-11.2%
Air Products & Chemicals	149,690	7,746,457
Alcan	86,540	3,428,715
Boeing	135,770	6,890,328
	a
Companhia Vale do Rio Doce, ADR	70,990	3,826,361
Cooper Industries, Cl. A	85,900	4,885,133
Deere & Co.	126,340	7,935,415
E. I. du Pont de Nemours	193,340	8,288,486
Freeport-McMoRan Copper & Gold, Cl. B	183,560	6,397,066
General Dynamics	64,620	6,385,748
Honeywell International	242,600	9,124,186
ITT Industries	66,780	5,339,061
	a
Inco	165,340	5,517,396
Ingersoll-Rand	126,340	8,678,295
International Paper	121,510	5,252,877
PPG Industries	119,930	7,069,874
Pentair	245,150	7,678,098
3M	138,590	11,414,272
Tyco International	412,480	12,786,880
United Technologies	135,680	12,686,080
		141,330,728

	Shares	Value ($)

Services-7.0%
Cendant	532,130	12,175,134
First Data	139,800	6,236,478
Manpower	260,830	11,359,147
	b
News Corporation, ADR	372,750	12,636,225
	a
Nextel Communications, Cl. A	367,910	8,373,632
Paychex	101,690	3,122,900
	a
Time Warner	392,660	6,537,789
Tribune	113,210	4,805,765
	a
Univision Communications, Cl. A	180,340	5,224,450
	b
Walt Disney	796,030	18,380,333
		88,851,853

Technology-15.0%
	a
Agilent Technologies	414,010	9,857,578
	a
Cisco Systems	972,260	20,281,344
	a
Dell	508,780	18,046,427
	a
EMC	662,340	7,265,870
	a
eBay	81,710	6,400,344
Intel	894,960	21,819,125
International Business Machines	146,500	12,755,755
	a
Lexmark International, Cl. A	76,380	6,759,630
Linear Technology	232,660	9,097,006
Maxim Integrated Products	185,920	8,942,752
Microsoft	1,333,970	37,964,786
	a
Nortel Networks	861,210	3,152,029
QUALCOMM	172,840	11,939,787
	a
Symantec	216,700	10,132,892
Xilinx	143,990	4,237,626
		188,652,951

Utilities-3.8%
Constellation Energy Group	166,390	6,414,335
Entergy	111,040	6,384,800
Exelon	271,370	9,470,813
PPL	136,090	6,307,772
SBC Communications	306,781	7,773,831
Sprint	267,190	4,991,109
Telefonos de Mexico, ADR	223,470	6,900,754
		48,243,414

Total Common Stocks		1,231,645,262
(cost $955,580,427)

	Principal
Short-Term Investments-1.1%	Amount ($)	Value ($)

Repurchase Agreement;
Goldman Sachs & Co., Tri-Party
Repurchase Agreement, 1.3%, dated
7/30/2004, due 8/2/2004, in the amount
of $13,601,473 (fully collaterized
by $12,910,000 U.S. Treasury Notes,
5%, 8/15/2011, value $13,872,056)
(cost $13,600,000)	13,600,000	13,600,000

Investment of Cash Collateral
for Securities Loaned-1.9%	Shares	Value ($)

Registered Investment Company;
	c
Dreyfus Institutional Cash Advantage Fund	24,005,980	24,005,980
(cost $24,005,980)

Total Investments (cost $993,186,407)	100.6%	1,269,251,242

Liabilities, Less Cash and Receivables	(0.6%)	(7,896,132)

Net Assets	100.0%	1,261,355,110

[a] Non-income producing.
[b] All or a portion of these securities are on loan. At July 31, 2004, the total market value of the fund's securitie on loan is $23,173,649 and the total market value of the collateral held by the fund is $24,005,980.
[c] Investment in affiliated money market mutual fund.
See notes to financial statements.

DREYFUS BOND MARKET INDEX FUND Statement of Investments July 31, 2004 (Unaudited)

Bonds and Notes	98.8%

Aerospace & Defense	0.8% Principal
	Amount ($)	Value ($)
Boeing,
Debs., 7.25%, 2025	150,000	168,945
Boeing,
Debs., 8.1%, 2006	25,000	27,437
General Dynamics,
Sr. Notes, 2.125%, 2006	500,000	493,197
Lockheed Martin,
Notes, 8.2%, 2009	200,000	235,546
Northrop Grumman,
Debs., 7.75%, 2016	500,000	592,183
Raytheon,
Notes, 6.5%, 2005	275,000	284,178
Raytheon,
Notes, 6.75%, 2007	550,000	597,980
United Technologies,
Debs., 8.75%, 2021	50,000	65,623
United Technologies,
Notes, 6.1%, 2012	575,000	621,190
		3,086,279

Asset - Backed Ctfs. - Auto Loans	0.7%
DaimlerChrysler Auto Trust,
Ser. 2000-C, Cl. A4, 6.85%, 2005	100,637	100,790
Honda Auto Receivables Owner Trust,
Ser, 2002-1, Cl. A4, 4.22%, 2007	1,500,000	1,517,131
WFS Financial Owner Trust,
Ser. 2003-4, Cl. A4, 3.15%, 2011	1,000,000	993,127
		2,611,048

Asset - Backed Ctfs.- Credit Cards	0.9%
Bank One Issuance Trust,
Ser. 2004-A1, Cl. A1, 3.45%, 2011	950,000	926,404
Capital One Master Trust,
Ser. 2001-3A, Cl. A, 5.45%, 2009	1,000,000	1,036,569
Capital One Master Trust,
Ser. 2001-5, Cl. A, 5.3%, 2009	400,000	417,112
Chemical Master Credit Card Trust 1,
Ser. 1996-3, Cl.A, 7.09%, 2009	700,000	751,833
MBNA Master Credit Card Trust,
Ser. 1995-C, Cl. A, 6.45%, 2008	400,000	414,328
		3,546,246

Asset-Backed Ctfs.-Utilities	0.5%
CPL Transition Funding,
Ser. 2002-1, Cl. A4, 5.96%, 2015	550,000	584,593
California Infrastructure PG&E-1,
Ser. 1997-1, Cl. A8, 6.48%, 2009	850,000	917,381
Peco Energy Transition Trust,
Ser. 1999-A, Cl. A7, 6.13%, 2009	235,000	253,083
		1,755,057

	Principal
	Amount($)		Value($)
Automotive	2.3%
DaimlerChrysler,
Debs., 7.45%, 2027	50,000		52,443
DaimlerChrysler,
Notes, 4.05%, 2008	1,225,000		1,214,875
Delphi Automotive Systems,
Debs., 7.125%, 2029	125,000	a	123,833
Ford Motor,
Global Landmark Securities , 7.45%, 203	150,000	a	143,065
Ford Motor Credit,
Bonds, 7.375%, 2011	1,925,000		2,045,584
GMAC,
Debs., 6%, 2011	70,000		69,554
GMAC,
Notes, 6.75%, 2006	3,200,000		3,352,243
General Motors,
Debs., 7.7%, 2016	300,000		318,336
General Motors,
Debs., 8.375%, 2033	450,000		471,767
General Motors,
Debs., 8.8%, 2021	150,000		164,026
Hertz,
Sr. Notes, 8.25%, 2005	300,000		310,793
Toyota Motor Credit
Notes, 4.35%, 2010	650,000		647,011
			8,913,530

Banking	3.3%
BB&T,
Sub. Notes, 4.75%, 2012	325,000		316,666
Bank of America,
Sub. Notes, 6.875%, 2005	10,000		10,240
Bank of America,
Sub. Notes, 7.8%, 2010	1,150,000		1,330,402
Bank of America,
Sub. Notes, 7.8%, 2016	160,000		191,074
Bank of New York,
Sr. Notes, 5.2%, 2007	450,000		471,297
Bank One,
Notes, 6.875%, 2006	500,000		535,620
Bank One,
Sub. Notes, 5.9%, 2011	500,000		525,022
Bayerische Landesbank New York,
Sub. Notes, Ser. F, 5.875%, 2008	300,000		321,306
Capital One Bank,
Notes, 4.25%, 2008	275,000		272,708
Citigroup,
Debs., 6.625%, 2028	100,000		106,534
Citigroup,
Notes, 6%, 2012	750,000	a	804,043
Dresdner Bank-New York,
Sub. Debs., 7.25%, 2015	145,000		162,571
FBS Capital I,
Capital Securities, 8.09%, 2026	100,000		111,827
FleetBoston Financial,
Sub. Notes, 7.375%, 2009	175,000		198,691
HSBC,
Sub. Notes, 7.5%, 2009	200,000		227,308
J.P. Morgan Chase & Co.,
Sr. Notes, 4%, 2008	1,000,000		1,003,847
J.P. Morgan Chase & Co.,
Sr. Notes, 5.625%, 2006	500,000	a	524,315
Key Bank,
Sub. Debs., 6.95%, 2028	100,000		109,070
MBNA America Bank,
Sr. Notes, 7.75%, 2005	300,000	b	315,082
MBNA America Bank,
Sub. Notes, 6.75%, 2008	100,000	b	110,233
NB Capital Trust IV,
Capital Securities, 8.25%, 2027	55,000		62,003
PNC Funding,
Notes, 7%, 2004	225,000		225,923
PNC Funding,
Sub. Notes, 5.25%, 2015	450,000		439,674
Regions Financial,
Notes, 4.375%, 2010	400,000		391,576
Royal Bank of Scotland,
Sub. Notes, 6.375%, 2011	410,000		446,342
Sanwa Finance Aruba,
Notes, 8.35%, 2009	150,000		174,192
SouthTrust,
Sub. Notes, 5.8%, 2014	500,000		517,002
State Street Bank & Trust,
Sub. Notes, 5.25%, 2018	200,000		195,147
U.S. Bank,
Sub. Notes, 6.375%, 2011	100,000		109,095
Wachovia,
Sub. Notes, 5.25%, 2014	650,000		642,767
Wachovia Bank,
Sub. Notes, 5%, 2015	250,000		242,472
Washington Mutual Finance,
Sr. Notes, 6.25%, 2006	500,000		529,319
Wells Fargo & Co.,
Sub. Notes, 6.375%, 2011	420,000		458,225
Wells Fargo Capital I,
Capital Securities, 7.96%, 2026	30,000		33,300
Westpac Banking,
Sub. Notes, 4.625%, 2018	500,000		450,575
Zions Bancorp,
Sub. Notes, 6%, 2015	250,000		257,526
			12,822,994

	Principal
	Amount($)	Value($)
Broadcasting & Media	0.4%
Clear Channel Communications,
Notes, 4.25%, 2009	750,000	734,209
Comcast Cable Communications,
Sr. Notes, 6.75%, 2011	600,000	654,418
Cox Communications,
Bonds, 5.5%, 2015	185,000	180,991
Liberty Media,
Sr. Notes, 5.7%, 2013	25,000 a	24,640
		1,594,258

Building & Construction	0.1%
Centex,
Sr. Notes, 5.125%, 2013	500,000	479,496

Chemicals	0.2%
Eastman Chemical,
Notes, 3.25%, 2008	700,000	674,929
Potash-Saskatchewan,
Notes, 7.75%, 2011	200,000	230,555
		905,484

Commercial Mortgage Pass - Through Ctfs.	2.6%
Asset Securitization,
Ser. 1997-D4, Cl. A1D, 7.49%, 2029	291,761	317,237
Bear Stearns Commercial Mortgage Securities,
Ser. 1999-WF2, Cl. A2, 7.08%, 2031	250,000	278,997
CS First Boston Mortgage Securities,
Ser. 1999-C1, Cl. A2, 7.29%, 2041	1,050,000	1,178,661
Chase Commercial Mortgage Securities,
Ser. 2000-2, Cl. A2, 7.631%, 2032	250,000	285,430
GE Capital Commercial Mortgage,
Ser. 2002-1A, Cl. A3, 6.269%, 2035	850,000	919,989
GMAC Commercial Mortgage Securities,
Ser. 1998-C1, Cl. A2, 6.7%, 2030	225,000	244,309
GMAC Commercial Mortgage Securities,
Ser. 1998-C2, Cl. A2, 6.42%, 2035	993,000	1,074,407
Heller Financial Commercial Mortgage Asset,
Ser. 1999-PH-1, Cl. A2, 6.847%, 2031	500,000	551,094
J.P. Morgan Chase Commercial Mortgage Securities,
Ser. 2004-CB8, Cl. A4, 4.404%, 2039	1,000,000	941,003
LB Commercial Conduit Mortgage Trust,
Ser. 1999-C2, Cl. A2, 7.325%, 2032	200,000	225,093
LB-UBS Commercial Mortgage Trust,
Ser. 2000-C3, Cl. A2, 7.95%, 2025	1,100,000	1,275,946
Morgan Stanley Capital I,
Ser. 1998-WF1, Cl. A1, 6.25%, 2030	53,624	54,111
Morgan Stanley Capital I,
Ser. 2003-HQ2, Cl. A2, 4.92%, 2035	500,000	495,481
Morgan Stanley Capital I,
Ser. 2004-T13, Cl. A4, 4.66%, 2045	1,000,000	963,696
Salomon Brothers Mortgage Securities VII,
Ser. 2000-C1, Cl. A2, 7.52%, 2009	300,000	340,362
Wachovia Bank Commercial Mortgage Trust,
Ser. 2004-C11, Cl. A5, 5.215%, 2041	800,000	800,228
		9,946,044

	Principal
	Amount($)	Value($)
Commercial Services	0.1%
Cendant,
Sr. Notes, 7.375%, 2013	200,000	226,865

Consumer	0.3%
Avon Products,
Sr. Notes, 4.2%, 2018	250,000	221,875
Procter & Gamble,
Notes, 6.875%, 2009	750,000	845,254
		1,067,129

Data Processing	0.1%
First Data,
Sr. Notes, 5.625%, 2011	250,000	263,041

Drugs & Pharmaceuticals	0.5%
Abbott Laboratories,
Notes, 5.625%, 2006	650,000	682,409
Boston Scientific,
Notes, 5.45%, 2014	300,000	302,607
Bristol-Myers Squibb,
Notes, 5.75%, 2011	250,000	262,836
Merck & Co.,
Debs., 6.4%, 2028	300,000	321,947
Wyeth,
Bonds, 6.5%, 2034	400,000	383,093
		1,952,892

Entertainment/Media	0.3%
News America,
Debs., 8.25%, 2018	150,000	181,675
Time Warner Cos.,
Notes, 6.95%, 2028	600,000	616,144
Viacom,
Sr. Notes, 5.5%, 2033	250,000	225,538
Walt Disney,
Sr. Debs., 7.55%, 2093	100,000	109,570
Walt Disney,
Sr. Notes, 7%, 2032	150,000	163,330
Walt Disney,
Sr. Notes, Ser. B, 6.75%, 2006	20,000	21,177
		1,317,434

Financial Services -	3.3%
Aetna,
Debs., 7.625%, 2026	50,000	56,697
American General Finance,
Notes, Ser. F, 5.875%, 2006	350,000	367,705
CIT,
Sr. Notes, 5.5%, 2007	1,350,000	1,416,224
Countrywide Capital,
Notes, 8%, 2026	200,000	212,994
Countrywide Home Loan,
Notes, Ser. J, 5.5%, 2006	400,000	417,247
Credit Suisse First Boston USA,
Notes, 5.125%, 2014	550,000 a	539,255
Credit Suisse First Boston USA,
Notes, 5.875%, 2006	1,300,000	1,367,133
General Electric Capital,
Debs., 8.3%, 2009	15,000	17,646
General Electric Capital,
Notes, Ser. A, 5%, 2007	2,750,000 a	2,866,066
General Electric Capital,
Notes, Ser. A, 5.45%, 2013	650,000	668,799
Goldman Sachs,
Notes, Ser. B, 7.35%, 2009	100,000	112,926
Goldman Sachs,
Sr. Notes, 6.6%, 2012	1,000,000	1,088,966
Goldman Sachs,
Sub. Notes, Ser. B, 6.345%, 2034	350,000	336,427
Household Finance,
Notes, 8%, 2010	630,000	735,569
Lehman Brothers,
Notes, 6.625%, 2012	650,000	711,965
Merrill Lynch & Co.,
Notes, 6.875%, 2018	150,000	165,827
Morgan Stanley,
Notes, 7.25%, 2032	600,000	679,144
Paine Webber,
Sr. Notes, 6.55%, 2008	150,000	162,766
SLM,
Notes, 5.125%, 2012	850,000	847,495
		12,770,851

Food & Beverages	1.2%
Archer-Daniels-Midland,
Debs., 7.125%, 2013	300,000	343,213
Bottling Group,
Notes, 4.625%, 2012	350,000	344,073
Coca-Cola Enterprises,
Debs., 6.7%, 2036	250,000	272,322
Coca-Cola Enterprises,
Debs., 8.5%, 2022	100,000	127,680
Coors Brewing,
Sr. Notes, 6.375%, 2012	130,000	140,667
Diageo Capital,
Notes, 6.125%, 2005	200,000	207,501
General Mills,
Notes, 6%, 2012	125,000	131,919
H.J. Heinz,
Debs., 6.375%, 2028	100,000	104,794
Hershey Foods,
Debs., 8.8%, 2021	30,000	39,352
Kellogg,
Notes, Ser. B, 6%, 2006	300,000	314,920
Kraft Foods,
Notes, 4.625%, 2006	450,000	461,662
Kroger,
Sr. Notes, 7.25%, 2009	550,000	613,509
Kroger,
Sr. Notes, 8.05%, 2010	400,000	464,170
McDonald's,
Notes, 6%, 2011	300,000	321,134
Nabisco,
Debs., 7.55%, 2015	40,000	46,690
Safeway,
Sr. Notes, 5.8%, 2012	210,000 a	213,961
Sara Lee,
Notes, 6.25%, 2011	300,000	326,934
Unilever Capital,
Notes, 5.9%, 2032	250,000	247,597

4,722,098

	Principal
	Amount($)	Value($)
Foreign	4.0%
Asian Development Bank,
Sr. Notes, 4.5%, 2012	750,000	749,923
European Investment Bank,
Notes, 4.625%, 2007	500,000	518,044
European Investment Bank,
Notes, 4.625%, 2014	500,000	498,955
Hydro-Quebec,
Debs., Ser. HH, 8.5%, 2029	200,000	271,859
Hydro-Quebec,
Debs., Ser. HK, 9.375%, 2030	20,000	29,381
Inter-American Development Bank,
Bonds, 5.75%, 2008	1,600,000	1,717,085
International Bank for Reconstruction & Development,
Notes, 5%, 2006	2,000,000	2,076,228
KFW International Finance,
Debs., 8%, 2010	35,000	41,189
KFW International Finance,
Notes, 2.5%, 2005	1,500,000	1,500,954
KFW International Finance,
Notes, 5.25%, 2006	300,000 a	314,332
Kingdom of Spain,
Notes, 7%, 2005	200,000	209,077
Korea Development Bank,
Bonds, 7.25%, 2006	300,000	321,596
Korea Development Bank,
Notes, 5.5%, 2012	350,000	351,445
Malaysia,
Notes, 8.75%, 2009	330,000	391,809
PEMEX Project Funding Master Trust,
Notes, 7.375%, 2014	400,000	420,000
Province of British Columbia,
Bonds, 6.5%, 2026	25,000	28,023
Province of Manitoba,
Debs., 8.8%, 2020	10,000	13,633
Province of Ontario,
Sr. Unsub. Notes, 5.5%, 2008	500,000 a	531,474
Province of Quebec,
Debs., 7.5%, 2023	600,000	732,052
Republic of Finland,
Bonds, 6.95%, 2026	25,000	29,087
Republic of Italy,
Debs., 6.875%, 2023	70,000	80,305
Republic of Italy,
Notes, 5.375%, 2033	550,000	522,555
Republic of Italy,
Sr. Notes, 2.75%, 2006	500,000 a	495,119
Republic of Korea,
Notes, 8.875%, 2008	840,000	978,600
Republic of South Africa,
Notes, 6.5%, 2014	170,000	174,675
United Mexican States,
Notes, Ser. A, 9.875%, 2010	2,025,000	2,470,500
		15,467,900

Industrial	0.5%
Emerson Electric,
Notes, 6.3%, 2005	35,000	36,503
John Deere Capital,
Notes, 7%, 2012	600,000	678,212
Praxair,
Notes, 2.75%, 2008	900,000	862,680
Tyco International,
Notes, 6.875%, 2029	235,000	250,659
Waste Management,
Sr. Notes, 7%, 2028	150,000	159,321
		1,987,375

Insurance	0.5%
Anthem,
Bonds, 6.8%, 2012	300,000	331,979
GE Global Insurance,
Notes, 7%, 2026	150,000	159,435
Marsh & McLennan Cos.,
Sr. Notes, 5.875%, 2033	200,000	189,630
MetLife,
Sr. Notes, 6.125%, 2011	260,000	278,451
Nationwide Financial Services,
Sr. Notes, 6.25%, 2011	350,000	377,693
Progressive,
Sr. Notes, 6.625%, 2029	100,000	107,156
Safeco Capital Trust I,
Capital Securities, 8.072%, 2037	300,000	332,370
Torchmark,
Debs., 8.25% 2009	150,000	170,367
		1,947,081

Metals & Mining	0.1%
Alcan,
Debs., 7.25%, 2031	350,000	395,824
Alcoa,
Notes, 6%, 2012	150,000	160,306
		556,130

	Principal
	Amount($)		Value($)
Oil & Gas	1.2%
Anadarko Finance,
Notes, Ser. B, 6.75%, 2011	300,000		332,683
ChevronTexaco Capital,
Notes, 3.5%, 2007	500,000		500,990
ConocoPhillips,
Notes, 5.9%, 2032	500,000		492,186
ConocoPhillips,
Notes, 8.75%, 2010	200,000		243,256
ConocoPhillips,
Sr. Notes, 6.35%, 2009	300,000		328,351
Devon Financing,
Notes, 7.875%, 2031	275,000		319,950
Kerr-McGee,
Notes, 6.875%, 2011	250,000		271,974
Kinder Morgan,
Sr. Notes, 6.5%, 2012	650,000		692,543
Marathon Oil,
Notes, 5.375%, 2007	200,000		209,459
Occidental Petroleum,
Sr. Notes, 5.875%, 2007	1,000,000		1,056,913
Transocean,
Notes, 7.5%, 2031	150,000		173,419
			4,621,724

Paper Products	0.3%
International Paper,
Notes, 7.625%, 2007	10,000		10,900
International Paper,
Sr. Notes, 6.75%, 2011	200,000		218,468
MeadWestvaco,
Notes, 6.85%, 2012	600,000	a	649,232
Weyerhaeuser,
Debs., 7.375%, 2032	200,000		221,436
			1,100,036

Real Estate Investment Trusts	0.2%
EOP Operating,
Notes, 4.75%, 2014	300,000		280,407
ERP Operating,
Notes, 5.2%, 2013	600,000		593,843
			874,250

Retail	0.5%
Federated Department Stores,
Debs., 7.45%, 2017	350,000		399,819
May Department Stores,
Notes, 6.7%, 2034	200,000	b	201,157
NIKE,
Sr. Notes, 5.5%, 2006	400,000		421,254
Target,
Debs., 7%, 2031	125,000	a	142,425
Wal-Mart Stores,
Sr. Notes, 6.875%, 2009	650,000		728,571
			1,893,226

State Government	0.1%
State of Illinois,
Bonds, 5.1%, 2033	450,000		406,917

Technology	0.2%
Hewlett-Packard,
Sr. Notes, 6.5%, 2012	150,000		158,624
IBM,
Debs., 7%, 2025	320,000	a	361,219
IBM,
Debs., 7.5%, 2013	75,000		88,199
Motorola,
Debs., 7.5%, 2025	150,000		164,586
			772,628

Telecommunications	2.0%
ALLTEL,
Sr. Notes, 7.6%, 2009	200,000		226,531
AT&T Wireless Services,
Sr. Notes, 7.875%, 2011	475,000		546,651
BellSouth Telecommunications,
Debs., 6.375%, 2028	100,000		99,564
British Telecom,
Bonds, 8.875%, 2030	150,000		189,438
Comcast Cable Communications,
Notes, 9.455%, 2022	304,000		396,486
Deutsche Telekom International Finance,
Notes, 8.75%, 2030	300,000		373,748
France Telecom,
Notes, 8.2%, 2006	950,000		1,016,619
France Telecom,
Notes, 9.5%, 2031	150,000		191,534
Koninklijke KPN,
Sr. Unsub. Notes, 8.375%, 2030	250,000		308,547
New Jersey Bell Telephone,
Debs., 8%, 2022	25,000		29,125
Pacific Bell,
Debs., 7.125%, 2026	310,000		334,564
Sprint Capital,
Sr. Notes, 7.625%, 2011	1,200,000		1,349,333
Telecom Italia Capital,
Notes, Cl. B, 5.25%, 2013	800,000	b	787,197
Telefonica Europe,
Notes, 7.75%, 2010	200,000		231,373
Verizon Global Funding,
Sr. Notes, 7.25%, 2010	1,000,000		1,127,494
Vodafone,
Sr. Notes, 7.75%, 2010	580,000		669,626
			7,877,830

	Principal
	Amount($)	Value($)
Transportation	0.3%
Burlington Northern Santa Fe,
Debs., 7%, 2025	100,000	108,086
Canadian National Railway,
Notes, 6.9%, 2028	100,000	108,933
Continental Airlines,
Pass-Through Certificates, Ser. 974A, 6.9%, 2018	173,476	164,017
FedEx,
Notes, 9.65%, 2012	225,000	288,075
Norfolk Southern,
Bonds, 7.8%, 2027	250,000	292,536
Norfolk Southern,
Debs., 9%, 2021	10,000	12,788
Union Pacific,
Notes, 6.5%, 2012	350,000	379,050
United Parcel Service,
Debs., 8.375%, 2030	10,000	13,207
		1,366,692

U.S. Government	23.3%
U.S. Treasury Bonds:
5.375%, 2/15/2031	1,900,000	1,946,607
5.5%, 8/15/2028	2,350,000	2,414,061
6.875%, 8/15/2025	4,250,000	5,120,400
7.875%, 2/15/2021	6,580,000	8,595,322
8.75%, 5/15/2020	480,000	671,755
8.875%, 8/15/2017	4,825,000	6,684,844
9.375%, 2/15/2006	700,000	773,360
10%, 5/15/2010	1,000,000	1,061,990
11.25%, 2/15/2015	25,000	38,898
12%, 8/15/2013	1,445,000	1,906,721
12.5%, 8/15/2014	40,000	55,890
12.75%, 11/15/2010	75,000	84,793
14%, 11/15/2011	30,000	37,433
U.S. Treasury Notes:
1.875%, 11/30/2005	2,000,000 a	1,989,840
2.5%, 5/31/2006	100,000 a	99,836
3.5%, 11/15/2006	11,000,000 a	11,165,000
3.625%, 5/15/2013	4,200,000 a	3,977,862
4%, 2/15/2014	2,750,000 a	2,650,637
4.375%, 8/15/2012	900,000 a	905,204
5%, 8/15/2011	3,300,000 a	3,475,032
5.625%, 5/15/2008	8,000,000 a	8,638,080
5.75%,11/15/2005	10,000,000 a	10,441,000
6%, 8/15/2009	8,550,000 a	9,442,705
6.125%, 8/15/2007	4,350,000 a	4,725,361
7%, 7/15/2006	3,500,000 a	3,787,245
		90,689,876

	Principal
	Amount($)	Value($)
U.S. Government Agencies	10.6%
Federal Farm Credit Banks,
Bonds, 2.125%, 8/15/2005	3,750,000	3,742,759
Federal Home Loan Banks:
Bonds, Ser. 422, 1.875%, 6/15/2006	3,250,000	3,198,322
Bonds, Ser. 432, 4.5%, 9/16/2013	1,500,000	1,451,990
Sr. Notes, Ser. 100, 5.8%, 9/2/2008	850,000	910,229
Federal Home Loan Mortgage Corp:
Notes, 3.5%, 9/15/2007	4,100,000	4,102,817
Notes, 3.625%, 9/15/2008	1,000,000	991,107
Notes, 4.875%, 3/15/2007	3,600,000	3,749,418
Notes, 5.5%, 9/15/2011	2,500,000	2,634,333
Notes, 6.25%, 7/15/2032	650,000	700,138
Sub. Notes, 5.875%, 3/21/2011	1,250,000	1,330,210
Federal National Mortgage Association:
Bonds, 6.25%, 5/15/2029	1,900,000	2,034,636
Notes, 2.5%, 6/15/2008	2,590,000	2,474,944
Notes, 5.25%, 1/15/2009	5,525,000	5,816,775
Notes, 5.375%, 11/15/2011	1,250,000	1,307,670
Sub. Notes, 5.5%, 5/2/2006	4,800,000	5,017,685
Financing Corp:
Bonds, 8.6%, 9/26/2019	40,000	53,148
Bonds, Ser. E, 9.65%, 11/2/2018	510,000	728,734
Tennessee Valley Authority:
Bonds, Ser. C, 6%, 3/15/2013	450,000	485,696
Notes, Ser. C, 4.75%, 8/1/2013	750,000	741,304
		41,471,915

U.S. Government Agencies/Mortgage-Backed	35.6%
Federal Home Loan Mortgage Corp:
4%, 9/1/2008- 9/1/2018	2,721,634	2,632,200
4.5%, 5/1/2010-8/1/2033	8,892,363	8,742,331
5%, 8/1/2016-5/1/2034	13,884,652	13,758,000
5.5%,	1,500,000 c	1,505,145
5.5%, 9/1/2009-6/1/2034	11,326,307	11,437,425
6%, 12/1/2013-10/1/2033	6,587,119	6,798,730
6.5%, 3/1/2011-11/1/2033	4,045,722	4,239,198
7%, 9/1/2011-9/1/2031	1,140,081	1,208,145
7.5%, 7/1/2010-10/1/2033	601,437	645,989
8%, 5/1/2026-10/1/2031	395,148	429,220
8.5%, 6/1/2030	10,394	11,317
Federal National Mortgage Association:
4%, 12/1/2018-3/1/2019	1,459,026	1,401,784
4.5%, 4/1/2018-10/1/2033	7,166,140	6,993,043
5%, 4/1/2010-7/1/2034	18,753,241	18,543,136
5.5%,	1,500,000 c	1,504,215
5.5%, 1/1/2017-5/1/2034	20,427,112	20,600,515
6%, 6/1/2011-3/1/2034	9,865,764	10,165,713
6.5%, 1/1/2005-9/1/2032	6,083,104	6,372,480
7%, 8/1/2008-11/1/2032	2,641,526	2,798,188
7.5%, 8/1/2015-3/1/2032	677,893	726,654
8%, 5/1/2027-10/1/2030	133,867	145,680
8.5%, 2/1/2025-2/1/2031	39,967	43,627
9%, 10/1/2030	8,156	8,967
Government National Mortgage Association I:
4.5%, 6/15/2019-8/15/2033	1,524,885	1,481,964
5%, 3/15/2018-5/15/2034	3,342,349	3,299,494
5.5%, 2/15/2033-3/1/2034	5,394,310	5,438,251
6%, 4/15/2017-11/15/2033	3,292,929	3,396,914
6.5%, 9/15/2008-11/15/2033	2,215,585	2,322,844
7%, 10/15/2011-8/15/2032	1,351,270	1,437,448
7.5%, 12/15/2026-10/15/2032	485,397	522,904
8%, 8/15/2024-3/15/2032	215,825	236,446
8.5%, 10/15/2026	49,441	54,231
9%, 2/15/2022-2/15/2023	49,893	56,263
		138,958,461

Utilities/Gas & Electric	1.8%
Cincinnati Gas & Electric,
Notes, 5.7%, 2012	185,000	191,036
Duke Capital,
Sr. Notes, 8%, 2019	225,000	258,961
FPL Group Capital,
Notes, 7.375%, 2009	300,000	338,866
Florida Power & Light,
First Mortgage Bonds, 5.625%, 2034	250,000	240,402
Georgia Power,
Sr. Notes, Ser. J, 4.875%, 2007	400,000	413,782
KeySpan,
Sr. Notes, 7.25%, 2005	400,000	423,704
MidAmerican Energy,
Sr. Notes, 5.875%, 2012	350,000	359,871
National Rural Utilities,
Notes, 6%, 2006	700,000	736,396
Niagara Mohawk Power,
First Mortgage Bonds, 7.75%, 2006	1,300,000	1,403,567
NiSource Finance,
Bonds, 5.4%, 2014	150,000	148,914
Oncor Electric Delivery,
Secured Notes, 7%, 2032	250,000	274,526
PPL Electric Utilities,
Secured Bonds, 6.25%, 2009	300,000	324,572
Pacific Gas & Electric,
First Mortgage Bonds, 6.05%, 2034	175,000	169,154
Progress Energy,
Sr. Notes, 7.1%, 2011	500,000	551,985
Public Service Company of Colorado,
First Mortgage Bonds, 7.875%, 2012	350,000	417,453
Sempra Energy,
Sr. Notes, 7.95%, 2010	500,000	579,471
South Carolina Electric & Gas,
First Mortgage Bonds, 6.625%, 2032	200,000	219,315
Southern California Edison,
Notes, 6.65%, 2029	100,000	104,212
		7,156,187

Total Bonds & Notes
(cost $ 384,116,284)		385,128,974

	Principal
Short-Term Investments	0.8% Amount ($)	Value ($)
Repurchase Agreement;
Goldman Sachs & Co., Tri-Party
Repurchase Agreement, 1.3%, dated 7/30/2004,
due 8/2/2004 in the amount of $ 3,286,356 (fully
collateralized by $ 3,120,000 U.S. Treasury Notes,
5%, due 8/15/2011, value $ 3,352,503)
(cost $ 3,286,000)	3,286,000	3,286,000

Investment of Cash Collateral for
Securities Loaned	16.5% Shares	Value ($)
Registered Investment Company,
Dreyfus Institutional Cash Advantage Plus Fund
(cost $ 64,197,658)	64,197,658 d	64,197,658

Total Investments (cost $ 451,599,942)	116.1%	452,612,632

Liabilities, Less Cash and Receivables	-16.1%	(62,906,085)

Net Assets	100.0%	389,706,547

a All or a portion of these securities are on loan.
At July 31, 2004, the total market value of the fund's securities on loan is $ 62,356,387 and the market value of the collateral held by the fund is $ 64,197,658.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These secur transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004 amounted to $ 1,413,669 or .4% of net assets.
c Purchased on a forward commitment basis.
d Investments in affiliated money market mutual funds.

Item 2.
Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	September 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	September 17, 2004

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	September 17, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)